UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

The schedule of investments as of December 31, 2004 is filed herewith.

SunAmerica Core Bond Fund

PORTFOLIO OF INVESTMENTS - December 31, 2004 — (Unaudited)

Security Description	Principal Amount/ Shares/ Warrants	Value (Note 1)
Asset-Backed Securities — 5.1%
Financial Services — 5.1%
Bear Stearns Commercial Mtg. Securities, Inc. Commercial Mtg. Certificates, Series 2001-Top4, Class A3 5.61% due 11/15/33	$100,000	$106,345
Bear Stearns Commercial Mtg. Securities, Inc. Commercial Mtg. Certificates, Series 1999-C1, Class A2 6.02% due 02/14/31	525,000	563,015
DLJ Commercial Mtg. Corp. Commercial Mtg. Certificates, Series 1999-CG3, Class A1B 7.34% due 10/10/32	1,000,000	1,132,991
Honda Auto Receivables Owner Trust Asset Backed Notes, Series 2002-4, Class A4 2.70% due 01/15/05	2,000,000	1,988,510
Honda Auto Receivables Owner Trust Asset Backed Notes, Series 2003-3, Class A4 2.77% due 11/21/08	1,000,000	990,128
Morgan Stanley Dean Witter Capital I Commercial Mtg. Certificates, Series 2002-Top1, Class A4 6.66% due 01/01/05	1,850,600	2,055,600
Morgan Stanley Dean Witter Capital I Commercial Mtg. Certificates, Series 2000-LIF2, Class A2 7.20% due 01/01/05	2,125,000	2,411,812
Residential Funding Mtg. Securities II Series 2004 HI1, Class A3 3.05% due 07/25/16	1,100,000	1,281,528

Total Asset-Backed Securities (cost $9,167,481)		10,329,929

BONDS & NOTES — 42.5%
Automotive — 2.0%
Dana Corp. Notes 5.85% due 01/15/15*	319,000	315,810
Delphi Corp. Notes 6.50% due 08/15/13	917,000	906,831
General Motors Corp. Debentures 8.38% due 07/15/33	840,000	870,310
General Motors Corp. Debentures 8.80% due 03/01/21	755,000	816,991
Hertz Corp. Notes 4.70% due 10/02/06	517,000	522,639
Hertz Corp. Bonds 6.90% due 08/15/14	190,000	195,896
Hertz Corp. Sr. Notes 7.63% due 06/01/12	337,000	369,073

		3,997,550

Banks — 5.4%
American Express Centurion Bank Notes 2.57% due 11/16/09(1)(6)	337,000	337,000
BankBoston Capital Trust IV Guaranteed Capital Securities 3.04% due 03/08/05(1)	622,000	599,795
Credit Suisse First Boston New York Sub. Notes 6.50% due 05/01/08*	337,000	363,761
Credit Suisse First Boston U.S.A., Inc. Sr. Notes 4.88% due 01/15/15	675,000	666,635
Downey Financial Corp. Notes 6.50% due 07/01/14	576,000	599,564
First Maryland Capital II Guaranteed Sub. Notes 3.01% due 02/01/27(1)	508,000	492,436
HSBC Bank USA Sub. Notes 5.88% due 11/01/34	638,000	646,038
Huntington National Bank Sub. Notes 8.00% due 04/01/10	619,000	719,404
Key Bank NA Sr. Notes 4.10% due 06/30/05	232,000	233,631
Key Bank NA Sub. Notes 5.80% due 07/01/14	619,000	655,574
Key Bank NA Sub. Notes 7.00% due 02/01/11	249,000	279,880
National City Bank Notes 3.38% due 10/15/07	617,000	613,631
PNC Funding Corp. Guaranteed Sr. Notes 5.75% due 08/01/06	565,000	585,930
Popular North America, Inc. Notes 6.13% due 10/15/06	906,000	944,228
Rabobank Capital Funding Trust III Guaranteed Sub. Notes 5.25% due 10/21/16(2)*	560,000	556,956
Summit Capital Trust I Guaranteed Capital Trust, Series B 8.40% due 03/15/27	735,000	812,330
US Bank NA Notes 3.70% due 08/01/07	543,000	544,005
Washington Mutual Bank FA Sub. Notes 5.13% due 01/15/15	580,000	576,059
Wells Fargo & Co. Sr. Notes 4.20% due 01/15/10	327,000	328,329
Wells Fargo & Co. Sub. Notes 5.13% due 09/01/12	382,000	395,034

		10,950,220

Broadcasting & Media — 4.2%
Cablevision Systems Corp. Sr. Notes 8.00% due 04/15/12*	375,000	400,312
Charter Communications Holdings, LLC Sr. Notes 11.13% due 01/15/11	975,000	882,375
Cox Communications, Inc. Notes 7.13% due 10/01/12	281,000	314,962
Cox Communications, Inc. Notes 7.75% due 08/15/06	408,000	433,983
Cox Communications, Inc. Notes 7.75% due 11/01/10	917,000	1,050,418
Cox Enterprises, Inc. Notes 8.00% due 02/15/07*	318,000	342,035
CSC Holdings, Inc. Sr. Notes, Series B 7.63% due 04/01/11	25,000	26,937
CSC Holdings, Inc. Debentures 7.88% due 02/15/18	225,000	243,000
Historic TW, Inc. Guaranteed Sr. Notes 6.88% due 06/15/18	450,000	508,832
Insight Communications Co., Inc. Sr. Disc. Notes 12.50% due 02/15/11(3)	975,000	948,187
Interpublic Group Co., Inc. Notes 6.25% due 11/15/14	637,000	644,555
Liberty Media Corp. Sr. Notes 3.99% due 03/15/05(1)	579,000	586,099
News America Holdings, Inc. Guaranteed Sr. Notes 7.75% due 12/01/45	710,000	862,879
TCI Communications, Inc. Debentures 7.88% due 02/15/26	383,000	470,334
TCI Communications, Inc. Debentures 8.75% due 08/01/15	366,000	466,818
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes 10.00% due 03/01/11	300,000	320,250

		8,501,976

Business Services — 0.7%
Allied Waste North America, Inc. Guaranteed Sr. Secured Notes, Series B 5.75% due 02/15/11	344,000	323,360
Convergys Corp. Notes 4.88% due 12/15/09	562,000	559,436
PHH Corp. Notes 6.00% due 03/01/08	562,000	592,640

		1,475,436

Chemicals — 1.4%
Huntsman, LLC Sr. Sec. Notes 11.63% due 10/15/10	450,000	532,125
ICI North America, Inc. Debentures 8.88% due 11/15/06	42,000	45,846
Lubrizol Corp. Debentures 6.50% due 10/01/34	362,000	368,681
Lubrizol Corp. Debentures 7.25% due 06/15/25	887,000	967,975
Rohm & Haas Co. Debentures 7.85% due 07/15/29	394,000	513,986
RPM International, Inc. Sr. Notes 4.45% due 10/15/09*	478,000	468,698

		2,897,311

Communication Equipment — 0.3%
Rural Cellular Corp. Sr. Sub. Notes 9.75% due 01/15/10	700,000	633,500

Computers & Business Equipment — 0.2%
Computer Sciences Corp. Notes 6.75% due 06/15/06	321,000	336,104
Xerox Corp. Sr. Notes 6.88% due 08/15/11	125,000	133,125

		469,229

Conglomerate — 0.3%
Tyco International Group SA Notes 4.44% due 06/15/07*	544,000	552,726

Energy Services — 0.5%
ConocoPhillips Debentures 7.00% due 03/30/29	854,000	1,001,921

Energy Sources — 1.0%
Chesapeake Energy Corp. Guaranteed Sr. Notes 7.75% due 01/15/15	550,000	598,125
Enterprise Products Operating LP Sr. Notes 6.65% due 10/15/34*	724,000	748,812
Pemex Project Funding Master Trust Guaranteed Notes 8.63% due 02/01/22	363,000	422,351
Pennzoil Co. Debentures 10.25% due 11/01/05	132,000	139,099

		1,908,387

Financial Services — 8.7%
Chukchansi Economic Development Authority Sr. Notes 14.50% due 06/15/09*	500,000	630,000
CIT Group, Inc. Sr. Notes 4.13% due 11/03/09	521,000	518,678
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14*	351,000	352,693
Consolidated Communications Holdings Sr. Notes 9.75% due 04/01/12*	375,000	405,000
Countrywide Home Loans, Inc. Tranche Trust 00255 5.50% due 08/01/06	843,000	869,317
Ford Motor Credit Co. Notes 5.70% due 01/15/10	365,000	368,323
Ford Motor Credit Co. Notes 6.88% due 02/01/06	562,000	578,972
Ford Motor Credit Co. Notes 7.00% due 10/01/13	281,000	297,897
Ford Motor Credit Co. Notes 7.38% due 10/28/09	503,000	542,570
FPL Group Capital, Inc. Notes 3.25% due 04/11/06	528,000	528,282
General Electric Capital Corp. Notes 2.80% due 01/15/07	579,000	571,318
General Electric Capital Corp. Notes 4.38% due 11/21/11	562,000	558,664
General Electric Capital Corp. Notes 5.38% due 03/15/07	562,000	583,772
General Electric Capital Corp. Notes 5.88% due 02/15/12	844,000	913,222
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	1,442,000	1,477,751
Household Finance Corp. Notes 4.13% due 11/16/09	562,000	558,978
iPCS Escrow Co. Sr. Notes 11.50% due 05/01/12*	900,000	1,021,500
J.P. Morgan Chase & Co. Sr. Notes 5.25% due 05/30/07	541,000	562,420
J.P. Morgan Chase & Co. Sub. Notes 6.63% due 03/15/12	428,000	479,068
J.P. Morgan Chase Capital XIII Bonds 3.58% due 03/30/05(1)	440,000	437,578
Lehman Brothers Holdings, Inc. Notes 6.63% due 01/18/12	348,000	389,129
Morgan Stanley Dean Witter & Co. Bonds 6.75% due 04/15/11	321,000	360,046
National Rural Utilites Cooperative Finance Corp. Secured Collateral Trust Bonds 3.88% due 02/15/08	448,000	449,786
NGC Corp. Capital Trust I Guaranteed Sub. Notes, Series B 8.32% due 06/01/27	750,000	636,562
Pricoa Global Funding I Secured Notes 4.35% due 06/15/08*	289,000	293,305
Principal Life Global Funding Secured Notes 5.13% due 06/28/07*	482,000	497,342
Px Escrow Corp. Sr. Disc. Notes 9.63% due 02/01/06(3)	150,000	146,250
TIAA Global Markets Notes 4.13% due 11/15/07*	684,000	692,722
Washington Mutual Capital I Guaranteed Sr. Notes 8.38% due 06/01/27	674,000	747,353
Washington Mutual, Inc. Sr. Notes 4.38% due 01/15/08	281,000	285,382
Westfield Capital Corp., Ltd. Notes 4.38% due 11/15/10*	731,000	723,004

		17,476,884

Food, Beverage & Tobacco — 0.7%
Coca-Cola Enterprises, Inc. Debentures 8.50% due 02/01/22	480,000	640,015
PepsiCo, Inc. Notes 3.20% due 05/15/07	526,000	523,460
Safeway, Inc. Notes 6.50% due 03/01/11	281,000	307,747

		1,471,222

Forest Products — 0.5%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	400,000	394,000
Georgia-Pacific Corp. Sr. Notes 8.00% due 01/15/24	150,000	174,000
Weyerhaeuser Co. Notes 5.50% due 03/15/05	158,000	158,728
Weyerhaeuser Co. Notes 6.13% due 03/15/07	235,000	247,441

		974,169

Health Services — 0.5%
Community Health Systems, Inc. Sr. Sub. Notes 6.50% due 12/15/12*	225,000	226,688
HCA, Inc. Sr. Notes 6.95% due 05/01/12	375,000	394,839
Iasis Healthcare Capital Corp. Sr. Sub. Note 8.75% due 06/15/14	65,000	70,850
Tenet Healthcare Corp. Sr. Notes 6.50% due 06/01/12	350,000	323,750

		1,016,127

Household & Personal Products — 0.0%
Revlon Consumer Products Corp. Sr. Sub. Notes 8.63% due 02/01/08	75,000	66,938

Housing & Household Durables — 0.2%
Maytag Corp. Notes 5.00% due 05/15/15	512,000	475,874

Insurance — 2.0%
Assurant, Inc. Notes 5.63% due 02/15/14	263,000	271,613
Assurant, Inc. Sr. Notes 6.75% due 02/15/34	319,000	345,557
Fidelity National Financial, Inc. Notes 7.30% due 08/15/11	740,000	811,955
ING Security Life Institutional Funding Notes 2.70% due 02/15/07*	578,000	567,148
Kingsway America Inc. Senior Notes 7.50% due 02/01/14	319,000	330,731
Metropolitan Life Global Funding I Notes 4.75% due 06/20/07*	731,000	749,986
Ohio Casualty Corp. Notes 7.30% due 06/15/14	521,000	560,698
Selective Insurance Group, Inc. Sr. Notes 7.25% due 11/15/34*	319,000	324,064

		3,961,752

Leisure & Tourism — 3.0%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2 6.82% due 05/23/11	825,000	779,325
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-2 6.88% due 07/02/09	460,513	444,112
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B 7.63% due 01/02/15	950,432	701,413
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1 8.71% due 01/02/19	430,173	434,901
Continental Airlines, Inc. Pass-Thru Certificates, Series 1998-1, Class A 6.65% due 09/15/17	59,208	57,509
Continental Airlines, Inc. Pass-Thru Certificates, Series 1997-4, Class A 6.90% due 01/02/18	82,608	82,809
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-1, Class C 6.95% due 08/02/09	327,278	265,438
Continental Airlines, Inc. Pass-Thru Certificates, Series 2004, Class J 9.56% due 09/01/19	570,557	574,796
Delta Air Lines, Inc. Sr. Notes 10.00% due 08/15/08	300,000	221,250
Hilton Hotels Corp. Sr. Notes 7.50% due 12/15/17	656,000	766,981
Hilton Hotels Corp. Sr. Notes 7.95% due 04/15/07	680,000	739,624
MGM Mirage, Inc. Sr. Notes 5.88% due 02/27/14	650,000	638,625
Riviera Holdings Corp. Guaranteed Sr. Notes 11.00% due 06/15/10	125,000	139,688
Six Flags, Inc. Sr. Notes 9.75% due 04/15/13	100,000	101,500
United Airlines, Inc. Pass-Thru Certificates, Series 2000-2, Class A1 7.03% due 10/01/10†	7,840	7,056

		5,955,027

Medical Products — 0.4%
Allegiance Corp. Debentures 7.00% due 10/15/26	638,000	688,851

Pharmaceuticals — 1.0%
Merck & Co., Inc. Notes 2.50% due 03/30/07	337,000	328,975
Merck & Co., Inc. Debentures 5.95% due 12/01/28	302,000	312,573
Pfizer, Inc. Sr. Notes 2.50% due 03/15/07	578,000	566,176
Schering-Plough Co. Sr. Notes 6.50% due 12/01/33	367,000	413,105
Wyeth Notes 6.95% due 03/15/11	320,000	360,308

		1,981,137

Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Sr. Notes 7.00% due 04/01/14	425,000	436,688

Retail — 1.1%
May Department Stores Co. Notes 3.95% due 07/15/07	543,000	543,918
May Department Stores Co. Notes 6.65% due 07/15/24	548,000	576,621
Rent-Way, Inc. Secured Notes 11.88% due 06/15/10	225,000	253,406
Wal-Mart Stores, Inc. Sr. Notes 6.88% due 08/10/09	729,000	818,587

		2,192,532

Telecommunications — 4.5%
American Cellular Corp. Sr. Notes, Series B 10.00% due 08/01/11	740,000	634,550
Ameritech Capital Funding Corp. Debentures 6.45% due 01/15/18	477,000	518,553
AT&T Wireless Services, Inc. Sr. Notes 7.35% due 03/01/06	787,000	823,311
Bell Atlantic Pennsylvania, Inc. Debentures 8.75% due 08/15/31	471,000	624,685
Bellsouth Telecommunications, Inc. Debenture 5.85% due 11/15/45	319,000	307,298
Citizens Communications Co. Sr. Notes 9.00% due 08/15/31	357,000	407,873
FairPoint Communications, Inc. Sr. Sub. Notes, Series B 9.50% due 05/01/08	700,000	710,500
Iridium, LLC Guaranteed Sr. Notes, Series C 11.25% due 07/15/05(4)†	25,000	4,313
LCI International, Inc. Sr. Notes 7.25% due 06/15/07	905,000	880,112
New York Telephone Co. Debentures 7.00% due 06/15/13	619,000	683,794
Nextel Communications, Inc. Sr. Notes 5.95% due 03/15/14	425,000	439,875
Nextel Communications, Inc. Sr. Notes 7.38% due 08/01/15	450,000	495,000
Qwest Corp. Debentures 7.13% due 11/15/43	750,000	686,250
Verizon Communications, Inc. Debentures 7.90% due 02/01/27	680,000	743,936
Verizon New York, Inc. Sr. Debentures, Series B 7.38% due 04/01/32	437,000	501,264
Verizon Virginia, Inc. Debentures 8.38% due 10/01/29	446,000	566,228

		9,027,542

Transportation — 0.6%
Burlington Northern Santa Fe Corp. Debentures 8.13% due 04/15/20	937,000	1,219,486

Utilities — 3.1%
AES Corp. Sr. Notes 7.75% due 03/01/14	1,100,000	1,193,500
Alabama Power Co. Sr. Notes, Series Y 2.80% due 12/01/06	441,000	435,557
Duke Capital Corp., LLC Sr. Notes 8.00% due 10/01/19	562,000	685,830
Edison Mission Energy Sr. Notes 9.88% due 04/15/11	425,000	503,625
El Paso Production Holding Co. Guaranteed Sr. Notes 7.75% due 06/01/13	450,000	471,375
Georgia Power Co. Sr. Notes, Series G 6.20% due 02/01/06	318,000	328,182
Indianapolis Power & Light Co. 1st Mtg. Bonds 6.60% due 01/01/34*	228,000	244,258
Old Dominion Electric Cooperative 1st Mtg. Bonds, Series A 5.68% due 12/01/28	289,000	300,560
PNPP II Funding Corp. Debentures 9.12% due 05/30/16	319,000	375,256
Reliant Resources, Inc. Secured Notes 9.50% due 07/15/13	400,000	454,500
TECO Energy, Inc. Sr. Notes 7.50% due 06/15/10	48,000	53,040
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	381,000	381,266
Virginia Electric & Power Co. Sr. Notes, Series A 5.75% due 03/31/06	416,000	428,252
Williams Cos, Inc. Notes 7.88% due 09/01/21	400,000	446,000

		6,301,201

Total Bonds & Notes (cost $85,376,225)		85,633,686

CONVERTIBLE BONDS — 0.0%
Leisure & Tourism — 0.0%
Six Flags, Inc. Notes 4.50% due 05/15/15	75,000	84,375

FOREIGN BONDS & NOTES — 10.4%
Banks — 0.4%
HBOS Treasury Services, PLC Notes 3.50% due 11/30/07*	731,000	728,465

Broadcasting & Media — 0.4%
Telenet Group Holding NV Disc. Notes 11.50% due 06/15/14(3)*	1,150,000	874,000

Business Services — 0.0%
SCL Terminal Aereo Santiago SA Secured Notes 6.95% due 07/01/12*	80,991	86,635

Conglomerate — 0.3%
Bombardier, Inc. Notes 6.30% due 05/01/14*	628,000	544,790

Energy Sources — 0.2%
Gazprom International SA Guaranteed Sr. Notes 7.20% due 02/01/20*	275,000	290,812

Financial Services — 0.5%
Deutsche Telekom International Finance BV Guaranteed Bonds 8.75% due 06/15/30	383,000	505,735
Nationwide Building Society Sr. Notes 2.63% due 01/30/07*	578,000	567,482

		1,073,217

Forest Products — 0.4%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	225,000	243,844
Norske Skogindustrier ASA Bonds 7.13% due 10/15/33*	102,000	111,312
West Fraser Timber Co., Ltd. Notes 5.20% due 10/15/14*	394,000	395,557

		750,713
Government Agency — 4.4%
Federal Republic of Brazil Bonds 8.00% due 04/15/14(1)	635,055	649,725
Federal Republic of Brazil Bonds 11.00% due 08/17/40	900,000	1,067,850
Republic of Italy Bonds 3.75% due 12/14/07	544,000	545,254
Mexico Government International Notes 6.75% due 09/27/34	264,000	260,700
Mexico Government International Notes 7.50% due 04/08/33	700,000	756,000
Ministry Finance Russia Debentures 3.00% due 05/14/08	560,000	520,576
Quebec Province Canada Debentures 7.50% due 09/15/29	625,000	812,657
Republic of Ecuador Bonds 8.00% due 02/15/05(3)	430,000	370,875
Republic of Panama Notes 7.25% due 03/15/15	100,000	104,000
Republic of Turkey Notes 9.00% due 06/30/11	480,000	548,400
Republic of Venezuela Notes 8.50% due 10/08/14	260,000	275,600
Republic of Venezuela Bonds 9.25% due 09/15/27	570,000	601,350
Russia Government International Bonds 5.00% due 03/31/07(3)*	325,000	334,750
Russian Federation Bonds 5.00% due 03/31/30(3)	1,250,000	1,293,000
United Kingdom Notes 2.25% due 07/08/08*	749,000	719,849

		8,860,586

Insurance — 0.6%
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15	400,000	408,000
Xl Capital, Ltd. Sr. Notes 6.38% due 11/15/24	788,000	829,468

		1,237,468

Machinery — 0.1%
Atlas Copco AB Notes 6.50% due 04/01/08*	232,000	247,751

Metals & Mining — 0.7%
Noranda, Inc. Notes 6.00% due 10/15/15	1,002,000	1,049,123
Noranda, Inc. Debentures 7.00% due 07/15/05	285,000	290,690

		1,339,813

Retail — 0.2%
Jean Coutu Group, Inc. Sr. Sub. Notes 8.50% due 08/01/14*	300,000	307,500

Telecommunications — 1.7%
France Telecom SA Notes 9.25% due 03/31/31	638,000	864,868
Koninklijke (Royal) KPN NV Sr. Unsub. Notes 7.50% due 10/01/05	339,000	349,842
Koninklijke (Royal) KPN NV Sr. Unsub. Notes 8.38% due 10/01/30	638,000	827,784
Telecom Italia Capital Guaranteed Sr. Notes 4.00% due 01/15/10*	619,000	606,922
Telus Corp. Notes 7.50% due 06/01/07	544,000	591,056
Telus Corp. Notes 8.00% due 06/01/11	161,000	190,798

		3,431,270

Utilities — 0.5%
Calpine Canada Energy Finance, ULC Guaranteed Sr. Notes 8.50% due 05/01/08	1,000,000	820,000
Great Lakes Power, Inc. Notes 8.30% due 03/01/05	267,000	269,072

		1,089,072

Total Foreign Bonds & Notes (cost $20,413,713)		20,862,092

U.S. GOVERNMENT OBLIGATIONS — 2.1%
U.S. Treasury Bonds — 1.0%
5.38% due 02/15/31	818,000	884,526
6.88% due 08/15/25	134,000	168,782
7.25% due 08/15/22	726,000	935,661

		1,988,969

U.S. Treasury Notes — 1.1%
0.88% due 04/15/10	1,024,292	1,014,329
2.00% due 01/15/14	758,983	785,548
2.50% due 10/31/06	85,000	84,206
4.25% due 08/15/13	2,000	2,016
4.25% due 11/15/14	281,000	281,735

		2,167,834

Total U.S. Government Obligations (cost $4,078,763)		4,156,803

U.S. GOVERNMENT AGENCY — 37.1%
Federal Home Loan Mortgage Corporation — 17.9%
3.38% due 08/23/07	633,000	629,414
4.50% due 11/01/18	2,961,408	2,958,568
4.50% due 02/01/19	2,205,744	2,199,743
5.00% due 10/01/33	60,437	60,143
5.00% due 03/01/34	1,502,184	1,492,750
5.00% due 05/01/34	5,400,000	5,366,086
5.00% due 06/01/34	4,708,192	4,678,624
5.50% due 02/01/18	2,116,058	2,187,501
5.50% due 10/01/18	1,657,307	1,713,261
5.50% due 10/01/33	1,662,108	1,690,057
5.50% due 07/01/34	2,693,726	2,738,259
6.00% due 02/01/32	54,088	55,951
6.00% due 11/01/33	3,655,522	3,777,862
6.50% due 08/01/16	17,616	18,655
6.50% due 06/01/32	1,081,479	1,135,869
6.50% due 08/01/32	2,229,466	2,341,033
6.50% due 02/01/33	192,263	201,884
6.50% due 09/01/33	537,838	564,486
7.00% due 03/01/12	13,907	14,741
7.00% due 11/01/16	84,946	90,049
7.50% due 04/01/31	547,910	587,285
7.50% due 12/01/31	1,163,373	1,246,976
8.00% due 10/01/29	21,274	23,068
8.00% due 07/01/30	7,263	7,871
8.00% due 08/01/30	27,175	29,449
8.00% due 10/01/30	53,306	57,767
8.00% due 11/01/30	53,995	58,513
8.00% due 12/01/30	122,302	132,536
8.00% due 01/01/31	104,342	113,073

		36,171,474

Federal National Mortgage Association — 19.0%
4.50% due 06/01/18	845,534	844,746
5.00% due 06/01/18	2,336,309	2,375,937
5.00% due 09/01/18	771,186	784,267
5.00% due 10/01/18	1,610,816	1,638,139
5.00% due 11/01/18	1,265,390	1,286,853
5.00% due 11/01/33	58,654	58,310
5.00% due 03/01/34	3,967,463	3,938,427
5.50% due 12/01/33	8,152,446	8,283,547
5.50% due 03/01/34	1,025,235	1,041,440
5.50% due 07/01/34	3,011,362	3,058,961
5.50% due 09/01/34	987,935	1,003,551
6.00% due 12/01/16	1,124,077	1,178,628
6.00% due 05/01/17	200,965	210,706
6.00% due 12/01/33	4,380,559	4,531,637
6.00% due 08/01/34	3,196,918	3,307,561
6.00% due 10/01/34	1,097,802	1,135,738
6.18% due 07/01/08	18,360	19,483
6.27% due 11/01/07	50,361	53,007
6.31% due 02/01/08	182,610	192,605
6.34% due 01/01/08	17,418	18,402
6.43% due 01/01/08	18,278	19,362
6.50% due 03/01/17	570,935	605,534
6.50% due 04/01/29	80,162	84,205
6.50% due 02/01/32	596,643	626,248
6.50% due 07/01/32	277,695	291,475
7.00% due 09/01/10	2,687	2,849
7.00% due 07/01/11	306	325
7.00% due 11/01/11	1,937	2,053
7.00% due 05/01/12	3,258	3,454
7.00% due 06/01/12	5,001	5,302
7.00% due 09/01/12	2,741	2,906
7.00% due 10/01/12	1,382	1,465
7.00% due 07/01/13	3,189	3,381
7.00% due 04/01/28	18,226	19,348
7.00% due 10/01/28	1,732	1,839
7.00% due 09/01/31	1,299,310	1,377,395
7.01% due 06/01/07	6,617	6,907
7.04% due 03/01/07	18,277	19,242
7.50% due 10/01/10	141,520	150,308
7.50% due 11/01/14	8,214	8,724
7.50% due 05/01/15	5,204	5,526
7.50% due 06/01/15	89,766	95,315
7.50% due 07/01/15	37,836	40,175
7.50% due 08/01/15	16,182	17,183

		38,352,466

Government National Mortgage Association — 0.2%
6.50% due 06/15/29	127,036	133,894
7.00% due 12/15/22	76,413	81,665
7.00% due 08/15/29	80,854	86,006
8.00% due 04/15/30	27,502	29,858

		331,423

Total U.S. Government Agency (cost $74,094,131)		74,855,363

COMMON STOCK — 0.0%
Machinery — 0.0%
Manitowoc Co., Inc. (cost $261)	28	1,054

PREFERRED STOCK — 0.0%
Machinery — 0.0%
Fairfield Manufacturing Co., Inc. 11.25%(5)(6)(7) (cost $ 24,592)	28	0

WARRANTS — 0.0%
Communication Equipment — 0.0%
Concentric Network Corp. Expires 12/15/07(6)(7)†*	5	0

Telecommunications — 0.0%
KMC Telecom Holdings, Inc. Expires 1/31/08(6)(7)†*	50	0

Total Warrants (cost $0)		0

Total Long-Term Investment Securities - 97.2% (cost $193,234,136)		195,923,302

REPURCHASE AGREEMENT — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 2.05% dated 12/31/04 to be repurchased 01/03/05 in the amount of $3,695,631 and collateralized by $3,725,000 of United States Treasury Notes, bearing interest at 5.00% due 01/30/14 having an approximate value of $3,808,813 (cost $3,695,000)	3,695,000	3,695,000

TOTAL INVESTMENTS — (cost $196,929,136) @	99.0%	199,618,302

Other assets less liabilities	1.0	2,072,478

NET ASSETS—	100.0%	$201,690,780

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $16,292,646 representing 8.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid
†	Non - income producing security.
@	See Note 3 for cost of investments on a tax basis.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(2)	Variable rate security — the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Bond in default.
(5)	PIK (“Payment-in-Kind”) Security. Payment made with additional securities in lieu of cash.
(6)	Fair valued security; see Note 1.
(7)	Illiquid security.

See Notes to Portfolio of Investments

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS - December 31, 2004 — (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS — 24.9%
U.S Treasury Bonds — 11.3% 5.38% due 02/15/31(1)	$23,250,000	$25,140,876
U.S. Treasury Notes — 13.6% 4.25% due 08/15/14	30,000,000	30,066,810

Total U.S. Government Obligations (cost $55,335,938)		55,207,686

U.S. GOVERNMENT AGENCY — 61.4%
Federal Home Loan Mortgage Corporation – 0.0%
6.00% due 10/01/16	0	0
8.00% due 06/01/08	19,807	20,350
8.25% due 07/01/06	3,649	3,691
8.50% due 05/01/08	4,370	4,375

		28,416

Federal National Mortgage Association — 1.0%
6.53% due 05/25/30	2,046,044	2,141,245
8.00% due 01/01/23	36,921	40,191
11.00% due 02/01/15	36	41
11.50% due 09/01/19	24,834	27,872
86.81% due 01/01/05(2)	15,042	14,608

		2,223,957

Government National Mortgage Association — 51.1%
4.50% due 05/15/18	1,674,934	1,684,883
4.50% due 08/15/18	2,474,021	2,488,717
4.50% due 09/15/18	6,750,654	6,790,753
4.50% due 10/15/18	6,123,367	6,159,739
4.50% due 09/15/33	6,457,209	6,306,977
5.00% due 04/15/18	7,396,431	7,589,729
5.00% due 08/15/33	3,289,864	3,296,965
5.00% due 09/15/33	1,381,915	1,384,898
5.00% due 10/15/33	960,780	962,854
5.00% due 11/15/34	298,027	298,393
5.50% due 11/15/32	24,550	25,117
5.50% due 03/15/33	827,329	845,784
5.50% due 04/15/33	1,242,986	1,270,712
5.50% due 05/15/33	2,499,661	2,555,419
5.50% due 06/15/33	11,472,521	11,728,428
5.50% due 07/15/33	3,143,934	3,214,063
5.50% due 10/15/33	3,146,692	3,216,883
5.50% due 12/15/33	641,554	655,864
5.50% due 01/15/34	4,923,693	5,031,300
5.50% due 02/15/34	3,434,679	3,509,744
6.00% due 03/15/29	107,819	112,058
6.00% due 04/15/29	68,959	71,670
6.00% due 05/15/29	150,866	156,798
6.00% due 05/15/31	107,983	112,104
6.00% due 11/15/31	345,455	358,639
6.00% due 12/15/31	588,689	611,156
6.00% due 11/15/32	115,031	119,360
6.00% due 02/15/33	110,867	114,978
6.00% due 03/15/33	217,679	225,750
6.00% due 04/15/33	711,999	738,398
6.00% due 10/15/33	336,633	349,114
6.00% due 02/15/34	749,204	777,027
6.00% due 05/15/34	112,049	116,210
6.00% TBA due Dec.	32,000,000	33,150,016
6.50% due 02/15/29	37,843	39,886
6.50% due 05/15/31	64,375	67,825
6.50% due 06/15/31	101,517	106,958
6.50% due 07/15/31	150,967	159,058
6.50% due 08/15/31	200,305	211,040
6.50% due 09/15/31	336,689	354,733
6.50% due 10/15/31	664,170	699,764
6.50% due 11/15/31	29,658	31,248
6.50% due 12/15/31	62,782	66,147
6.50% due 01/15/32	77,889	82,064
6.50% due 02/15/32	1,802,514	1,899,135
6.50% due 06/15/32	408,677	430,584
7.00% due 07/15/23	73,315	78,329
7.00% due 10/15/23	174,845	186,801
7.00% due 09/15/25	423,548	452,038
7.00% due 03/20/29	39,343	41,714
7.00% due 06/20/29	6,860	7,274
7.00% due 11/20/30	176,000	186,478
7.50% due 04/15/17	17,722	19,118
7.50% due 08/15/23	353,478	382,219
7.50% due 09/15/23	1,062,393	1,148,775
7.50% due 10/15/23	26,688	28,857
8.00% due 11/15/06	1,448	1,492
8.00% due 02/15/08	2,246	2,368
9.00% due 12/15/16	111,733	125,027
11.00% due 08/20/15	382	426
11.00% due 09/20/15	819	916
11.50% due 03/15/13	25,977	29,382
11.50% due 06/15/13	22,271	25,108
11.50% due 05/20/15	4,231	4,779
12.50% due 09/15/14	8,414	9,616
13.00% due 01/15/11	3,982	4,534
13.00% due 02/15/11	5,884	6,700
13.00% due 03/15/11	311	354
13.00% due 04/15/11	656	747
13.00% due 09/15/13	5,713	6,548
13.00% due 10/20/14	4,382	5,000
13.00% due 11/15/14	910	1,045
13.00% due 02/20/15	1,598	1,818
13.50% due 02/15/13	13,148	15,183
15.00% due 01/15/12	553	649
15.00% due 02/15/12	1,294	1,518
15.00% due 06/15/12	13,950	16,359
15.00% due 09/15/12	757	887
15.50% due 08/15/11	5,578	6,534
15.50% due 09/15/11	41,905	49,085

		113,026,620

International Bank for Reconstruction and Development— 0.2%
5.00% due 03/28/06	350,000	358,561

Private Export Funding Corp.— 4.7%
5.87% due 07/31/08	10,000,000	10,742,900

Small Business Administration— 1.5%
6.30% due 06/01/18	2,982,429	3,165,373

Federal Farm Credit Bank — 2.8%
2.50% due 03/15/06	5,000,000	4,967,070
5.64% due 04/04/11	500,000	541,154
6.00% due 03/07/11	200,000	219,860
6.30% due 12/03/13	500,000	564,353

		6,292,437

Total U.S. Government Agency (cost $133,982,719)		135,838,264

Total Long-Term Investment Securities—86.3% (cost $189,318,656)		191,045,950

REPURCHASE AGREEMENTS — 26.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)(3)	20,854,000	20,854,000
UBS Warburg, LLC Joint Repurchase Agreement(1)(3)	38,000,000	38,000,000

		58,854,000

Total Repurchase Agreements (cost $58,854,000)		58,854,000

TOTAL INVESTMENTS — (cost $248,172,656) @	112.9%	249,899,950
Liabilities in excess of other assets	(12.9)	(28,629,654)

NET ASSETS—	100.0%	$221,270,296

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@	See Note 4 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for TBA securities.
(2)	Variable rate security — the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(3)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS - December 31, 2004 — (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCY — 84.6%
Federal Home Loan Mortgage Corporation — 0.0%
7.50% due 05/01/24	$106	$106
10.00% due 01/01/17	23,653	25,668

		25,770

Federal National Mortgage Association — 0.0%
7.00% due 09/01/10	8,013	8,184

Government National Mortgage Association — 81.5%
4.50% due 05/15/18	3,349,869	3,369,767
4.50% due 08/15/18	1,624,871	1,634,523
4.50% due 09/15/18	5,155,570	5,186,194
4.50% due 10/15/18	7,055,940	7,097,852
4.50% due 08/15/33	4,561,632	4,455,502
4.50% due 09/15/33	5,083,777	4,965,499
5.00% due 03/15/18	1,084,241	1,112,576
5.00% due 04/15/18	12,444,994	12,770,230
5.00% due 05/15/18	17,334,444	17,787,460
5.00% due 01/15/33	24,007	24,059
5.00% due 05/15/33	19,897	19,934
5.00% due 07/15/33	497,694	498,083
5.00% due 08/15/33	21,456,217	21,914,886
5.00% due 09/15/33	8,059,552	8,076,875
5.00% due 10/15/33	21,640,386	21,687,096
5.00% due 11/15/33	249,990	250,530
5.00% due 03/15/34	93,386	93,501
5.00% due 04/15/34	1,114,838	1,116,209
5.00% due 05/15/34	1,541,293	1,543,188
5.00% due 06/15/34	569,949	570,650
5.00% due 06/15/34	242,738	242,928
5.00% due 11/15/34	1,147,717	1,149,129
5.00% TBA due Jan.	5,000,000	4,998,440
5.50% due 06/15/29	10,371	10,627
5.50% due 12/15/32	1,423,835	1,456,674
5.50% due 01/15/33	790,695	808,332
5.50% due 02/15/33	3,607,798	3,688,273
5.50% due 03/15/33	2,110,271	2,157,343
5.50% due 04/15/33	11,389,977	11,644,042
5.50% due 05/15/33	13,973,690	14,285,387
5.50% due 06/15/33	2,622,881	2,682,571
5.50% due 06/15/33	11,701,298	11,962,308
5.50% due 07/15/33	767,393	784,511
5.50% due 08/15/33	5,025,743	5,137,848
5.50% due 09/15/33	679,943	695,110
5.50% due 10/15/33	12,259,605	12,533,068
5.50% due 12/15/33	13,662,791	13,967,554
5.50% due 01/15/34	19,874,001	20,308,344
5.50% due 02/15/34	2,568,905	2,625,048
5.50% TBA due Jan.	110,000,000	112,234,320
6.00% due 11/15/23	11,049	11,537
6.00% due 01/15/24	9,397	9,802
6.00% due 12/15/28	382,181	397,510
6.00% due 01/15/29	1,335,881	1,388,407
6.00% due 02/15/29	1,322,727	1,374,735
6.00% due 03/15/29	1,016,423	1,056,388
6.00% due 04/15/29	2,448,221	2,544,758
6.00% due 05/15/29	254,487	264,493
6.00% due 07/15/29	465,700	484,011
6.00% due 06/15/29	774,065	804,501
6.00% due 08/15/29	42,822	44,506
6.00% due 10/15/29	242,269	251,795
6.00% due 04/15/31	35,158	36,500
6.00% due 07/15/31	60,760	63,079
6.00% due 10/15/31	135,919	141,106
6.00% due 11/15/31	2,494,196	2,589,386
6.00% due 12/15/31	1,218,140	1,264,630
6.00% due 01/15/32	241,826	250,927
6.00% due 02/15/32	117,593	122,019
6.00% due 07/15/32	217,309	225,488
6.00% due 09/15/32	130,498	135,410
6.00% due 10/15/32	135,714	140,822
6.00% due 01/15/33	120,911	125,394
6.00% due 02/15/33	5,959,113	6,180,056
6.00% due 03/15/33	241,720	250,682
6.00% due 04/15/33	2,806,442	2,910,496
6.00% due 05/15/33	836,668	867,689
6.00% due 06/15/33	1,455,777	1,509,752
6.00% due 01/15/34	132,087	136,992
6.00% due 02/15/34	1,785,187	1,851,483
6.00% due 04/15/34	4,964,110	5,148,462
6.00% due 05/15/34	135,387	140,415
6.00% due 07/15/34	4,558,857	4,728,160
6.00% TBA due Jan.	40,000,000	41,437,520
6.50% due 03/15/28	51,263	54,096
6.50% due 08/15/28	99,877	105,337
6.50% due 12/15/28	2,648	2,792
6.50% due 01/15/29	11,191	11,795
6.50% due 02/15/29	3,683	3,882
6.50% due 03/15/29	198,110	208,805
6.50% due 04/15/29	3,272	3,448
6.50% due 05/15/29	27,859	29,376
6.50% due 06/15/29	79,994	84,313
6.50% due 07/15/29	11,300	11,910
6.50% due 10/15/29	10,267	10,821
6.50% due 08/15/31	542,562	571,639
6.50% due 09/15/31	40,252	42,409
6.50% due 10/15/31	613,021	645,874
6.50% due 11/15/31	488,052	514,207
6.50% due 12/15/31	525,818	553,998
6.50% due 02/15/32	932,707	982,703
6.50% due 05/15/32	3,286,106	3,462,253
6.50% due 06/15/32	257,199	270,985
7.00% due 03/15/23	218,431	233,368
7.00% due 01/20/24	1,450	1,543
7.00% due 03/20/24	1,517	1,615
7.00% due 07/20/25	8,661	9,214
7.00% due 09/15/25	183,938	196,311
7.00% due 01/20/29	88,654	93,998
7.00% due 02/20/29	18,183	19,279
7.00% due 06/20/29	34,019	36,070
7.00% due 07/20/29	129,625	137,439
7.00% due 09/20/29	12,320	13,063
7.00% due 10/20/29	24,908	26,409
7.00% due 11/20/29	9,032	9,576
7.00% due 03/20/30	10,604	11,235
7.00% due 06/20/30	22,647	23,995
7.00% due 08/20/30	70,959	75,183
7.00% due 09/20/30	55,963	59,294
7.00% due 10/20/30	76,959	81,540
8.00% due 11/15/26	481,078	523,449
8.00% due 12/15/29	34,081	37,010
8.00% due 01/15/30	1,720	1,867
8.00% due 04/15/30	55,248	59,980
8.00% due 05/15/30	9,474	10,286
8.00% due 08/15/30	96,367	104,621
8.50% due 03/15/17	45,385	50,029
8.50% due 05/15/21	91,037	100,141
8.50% due 12/15/22	154,874	170,194
8.50% due 01/15/23	169,289	185,753
8.50% due 09/15/24	75,163	82,414
9.00% due 07/15/16	93,913	105,087
9.00% due 10/15/16	22,439	25,109

		426,491,096

Small Business Administration — 0.2%
6.30% due 06/01/18	994,143	1,055,124

Federal Farm Credit Bank — 2.9%
2.50% due 03/15/06(1)	15,000,000	14,901,210

Total Long-Term Investment Securities - 84.6% (cost $440,458,886)	442,481,384	442,481,384

SHORT-TERM INVESTMENT SECURITIES — 19.1%
United States Treasury Bills 1.60% due 02/03/05(1)(2) (cost $99,935,834)	100,000,000	99,935,834

REPURCHASE AGREEMENTS — 26.5%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)(2)	38,306,000	38,306,000
UBS Securities, LLC Joint Repurchase Agreement (1)(2)	100,000,000	100,000,000

Total Repurchase Agreements (cost $138,306,000)		138,306,000

TOTAL INVESTMENTS — (cost $678,700,720) @	130.2%	680,723,218
Liabilities in excess of other assets	(30.2)	(158,005,390)

NET ASSETS—	100.0%	$522,717,828

TBA —	Securities purchased on a forward commitment basis with an approximate principle amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
@	See Note 3 for cost of investments on a tax basis.
(1)	The security or a portion thereof represents collateral for TBA securities.
(2)	See Note 2 for details of joint Repurchase Agreement.

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - December 31, 2004 — (Unaudited)

Security Description		Principal Amount** Shares/ Warrants	Value (Note 1)
Asset-Backed Securities — 2.6%
Financial Services — 2.6%
Commercial Mtg. Asset Trust Commercial Mtg. Certificates, Series 1999-C1, Class C 7.35% due 01/17/05(1)		$1,200,000	$1,413,654
DLJ Commercial Mtg. Corp. Commercial Mtg. Certificates, Series 1998-CG1, Class S 1.64% due 01/01/05(1)(2)(3)		7,956,399	173,476
DLJ Commercial Mtg. Corp. Commercial Mtg. Certificates, Series 1998-CF2, Class S 1.78% due 01/13/05(1)(2)(3)		6,638,735	190,558
Mid-State Trust Asset Backed Notes, Series 6, Class A1 7.34% due 07/01/35		813,071	881,408
PNC Mtg. Securities Corp. Mtg. Certificates, Series 1992-2, Class DB3 6.91% due 01/01/05(2)(4)		344,213	347,918

Total Asset-Backed Securities (cost $2,705,717)			3,007,014

BONDS & NOTES — 37.4%
Aerospace & Military Technology — 0.1%
DeCrane Aircraft Holdings Guaranteed Sr. Sub. Notes, Series B 12.00% due 09/30/08		175,000	117,250

Apparel & Textiles — 0.0%
Warnaco, Inc. Sr. Notes 8.88% due 06/15/13		50,000	55,000

Automotive — 0.8%
BREED Technologies, Inc. Guaranteed Sr. Sub. Notes 9.25% due 04/15/08(5)(6)†		500,000	0
Dana Corp. Sr. Notes 5.85% due 01/15/15*		38,000	37,620
Delphi Corp. Sr. Notes 6.50% due 08/15/13		99,000	97,902
Diamond Triumph Auto Glass, Inc. Guaranteed Sr. Sub. Notes 9.25% due 04/01/08		100,000	91,000
General Motors Corp. Sr. Debentures 8.38% due 07/15/33		305,000	316,005
General Motors Corp. Debentures 8.80% due 03/01/21		275,000	297,580
Hertz Corp. Notes 7.63% due 06/01/12		40,000	43,807

			883,914

Banks — 0.7%
American Express Centurion Bank Notes 2.57% due 01/18/05(6)(7)		40,000	40,000
Credit Suisse First Boston New York Sub. Notes 6.50% due 05/01/08*		40,000	43,177
Credit Suisse First Boston U.S.A., Inc. Sr. Notes 4.88% due 01/15/15		81,000	79,996
Huntington National Bank Sub. Notes 8.00% due 04/01/10		74,000	86,003
Key Bank NA Sub. Notes 5.80% due 07/01/14		74,000	78,372
Popular North America, Inc. Notes 6.13% due 10/15/06		109,000	113,599
Rabobank Capital Funding Trust III Guaranteed Trust Preferred Securities 5.25% due 12/31/16(6)*		67,000	66,636
Summit Capital Trust I Guaranteed Capital Trust, Series B 8.40% due 03/15/27		267,000	295,091

			802,874

Broadcasting & Media — 3.9%
Affinity Group, Inc. Sr. Sub. Notes 9.00% due 02/15/12		150,000	162,375
American Lawyer Media, Inc. Guaranteed Sr. Notes, Series B 9.75% due 12/15/07		175,000	176,969
Charter Communications Holdings, LLC Sr. Sub. Notes 9.63% due 11/15/09		925,000	811,687
Charter Communications Holdings, LLC Sr. Sub. Disc. Notes 9.92% due 04/01/11(8)		125,000	106,562
Charter Communications Holdings, LLC Sr. Notes 10.00% due 05/15/11		75,000	64,125
Charter Communications Holdings, LLC Sr. Sub. Notes 10.25% due 01/15/10		25,000	21,938
Charter Communications Holdings, LLC Sr. Sub. Notes 10.75% due 10/01/09		450,000	409,500
Charter Communications Holdings, LLC Sr. Sub. Notes 11.13% due 01/15/11		300,000	271,500
Coleman Cable, Inc. Sr. Notes 9.88% due 10/01/12*		75,000	79,500
Cox Communications, Inc. Notes 7.13% due 10/01/12		34,000	38,109
Cox Communications, Inc. Notes 7.75% due 11/01/10		110,000	126,005
Cox Enterprises, Inc. Notes 8.00% due 02/15/07*		38,000	40,872
CSC Holdings, Inc. Sr. Notes 6.75% due 04/15/12*		75,000	77,063
CSC Holdings, Inc. Sr. Notes, Series B 7.63% due 04/01/11		50,000	53,875
CSC Holdings, Inc. Sr. Debentures 7.63% due 07/15/18		125,000	132,187
Fisher Communications, Inc. Sr. Notes 8.63% due 09/15/14*		100,000	108,125
Haights Cross Operating Co. Guaranteed Sr. Notes 11.75% due 08/15/11		100,000	113,000
Historic TW, Inc. Guaranteed Sr. Notes 6.88% due 06/15/18		35,000	39,576
Insight Communications Co., Inc. Sr. Sub. Disc. Notes 12.25% due 02/15/11(8)		475,000	461,937
Interpublic Group Co., Inc. Notes 6.25% due 11/15/14		76,000	76,901
News America Holdings, Inc. Guaranteed Sr. Notes 7.75% due 12/01/45		162,000	196,882
Paxson Communications Corp. Guaranteed Sr. Sub. Notes 12.25% due 01/15/09(8)		275,000	257,125
Salem Communications Holding Corp. Guaranteed Sr. Sub. Notes 7.75% due 12/15/10		50,000	54,063
TCI Communications, Inc. Debentures 7.88% due 02/15/26		139,000	170,696
TCI Communications, Inc. Sr. Debentures 8.75% due 08/01/15		44,000	56,120
Telex Communications, Inc. Sr. Sec. Notes 11.50% due 10/15/08		50,000	54,500
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes 8.75% due 01/15/14		75,000	75,562
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes 10.00% due 03/01/11		250,000	266,875

			4,503,629

Business Services — 0.6%
Allied Waste North America, Inc. Guaranteed Sr. Notes 7.38% due 04/15/14		125,000	119,687
Convergys Corp. Sr. Notes 4.88% due 12/15/09		67,000	66,694
HydroChem Industrial Services, Inc. Guaranteed Sr. Sub. Notes, Series B 10.38% due 08/01/07		150,000	151,125
Mobile Mini, Inc. Sr. Notes 9.50% due 07/01/13		100,000	116,500
Monitronics International, Inc. Sr. Sub. Notes 11.75% due 09/01/10		175,000	190,969
PHH Corp. Notes 6.00% due 03/01/08		67,000	70,653

			715,628

Chemicals — 1.4%
Equistar Chemicals LP Sr. Notes 10.63% due 05/01/11		175,000	203,000
Foamex LP/Foamex Capital Corp. Guaranteed Sr. Sec. Notes 10.75% due 04/01/09		50,000	48,875
Huntsman International, LLC Guaranteed Sr. Notes 9.88% due 03/01/09		50,000	54,875
Huntsman International, LLC Sr. Sub. Notes 10.13% due 07/01/09		91,000	95,777
Huntsman, LLC Sr. Sec. Notes 11.63% due 10/15/10		200,000	236,500
Lubrizol Corp. Sr. Debentures 6.50% due 10/01/34		131,000	133,418
Lubrizol Corp. Debentures 7.25% due 06/15/25		323,000	352,487
Lyondell Chemical Co. Guaranteed Sr. Sec. Notes 9.50% due 12/15/08		50,000	54,250
Phosphate Resource Partners LP Sr. Notes 7.00% due 02/15/08		125,000	130,625
Rockwood Specialties Group Sr. Sub. Notes 7.50% due 11/15/14*		75,000	77,813
Rockwood Specialties, Inc. Sr. Sub. Notes 10.63% due 05/15/11		75,000	86,250
RPM International, Inc. Sr. Notes 4.45% due 10/15/09*		58,000	56,871
Westlake Chemical Corp. Sr. Notes 8.75% due 07/15/11		81,000	91,530

			1,622,271

Communication Equipment — 0.4%
Rural Cellular Corp. Sr. Sub. Notes 9.63% due 05/15/08		275,000	261,250
Rural Cellular Corp. Sr. Sub. Notes 9.75% due 01/15/10		250,000	226,250

			487,500

Computers & Business Equipment — 0.1%
Seagate Technology HDD Holdings Guaranteed Sr. Notes 8.00% due 05/15/09		50,000	54,000
Xerox Corp. Sr. Notes 6.88% due 08/15/11		25,000	26,625

			80,625

Conglomerate — 0.1%
Bombardier, Inc. Notes 6.30% due 05/01/14*		75,000	65,063

Electronics — 0.2%
Freescale Semiconductor, Inc. Sr. Notes 7.13% due 07/15/14		100,000	108,500
Texas Genco LLC Sr. Notes 6.88% due 12/15/14*		125,000	129,219

			237,719

Energy Services — 1.1%
ConocoPhillips Sr. Notes 7.00% due 03/30/29		310,000	363,695
Hanover Compressor Co. Sub. Notes 11.00% due 03/31/07		275,000	239,250
Oslo Seismic Services, Inc. 1st Mtg. Notes 8.28% due 06/01/11		164,170	174,110
Pride International, Inc. Sr. Notes 7.38% due 07/15/14		50,000	54,625
Seitel, Inc. Sr. Notes 11.75% due 07/15/11*		100,000	105,500
Trico Marine Services, Inc. Sr. Notes 8.88% due 05/15/12(5)(11)†		500,000	326,250

			1,263,430

Energy Sources — 2.2%
Belden & Blake Corp. Sr. Sec. Notes 8.75% due 07/15/12*		25,000	25,375
Chesapeake Energy Corp. Sr. Notes 6.88% due 01/15/16		50,000	52,375
Chesapeake Energy Corp. Guaranteed Sr. Notes 7.75% due 01/15/15		25,000	27,188
Chesapeake Energy Corp. Guaranteed Sr. Notes 9.00% due 08/15/12		25,000	28,562
Citgo Petroleum Corp. Sr. Notes 6.00% due 10/15/11*		75,000	74,625
Colorado Interstate Gas Co. Sr. Debentures 6.85% due 06/15/37		150,000	157,551
Costilla Energy, Inc. Sr. Notes 10.25% due 10/01/06(5)(6)†		500,000	0
Encore Acquisition Co. Sr. Sub. Notes 6.25% due 04/15/14		50,000	50,250
Encore Acquisition Co. Guaranteed Sr. Notes 8.38% due 06/15/12		75,000	83,438
Enterprise Products Operating LP Sr. Notes 6.65% due 10/15/34*		264,000	273,048
EXCO Resources, Inc. Guaranteed Sr. Notes 7.25% due 01/15/11		75,000	80,250
Frontier Oil Corp. Sr. Notes 6.63% due 10/01/11*		50,000	51,000
KCS Energy, Inc. Sr. Notes 7.13% due 04/01/12		75,000	78,750
Markwest Energy Partners LP Sr. Notes 6.88% due 11/01/14*		25,000	25,375
Mission Energy Holding Co. Sr. Sec. Notes 13.50% due 07/15/08		1,125,000	1,403,437
Roseton Danskammer Guaranteed Pass-Thru Certificates, Series B 7.67% due 11/08/16		150,000	144,000

			2,555,224

Entertainment Products — 0.1%
Steinway Musical Instruments, Inc. Guaranteed Sr. Notes 8.75% due 04/15/11		75,000	81,375

Financial Services — 5.4%
AAC Group Holding Corp. Sr. Notes 10.25% due 10/01/12(8)*		75,000	50,438
Arch Western Finance LLC Guaranteed Sr. Notes 6.75% due 07/01/13		125,000	129,063
Bear Island Paper Co., LLC Sr. Sec. Notes, Series B 10.00% due 12/01/07		250,000	240,000
Bluewater Finance, Ltd. Guaranteed Sr. Notes 10.25% due 02/15/12		175,000	191,188
Borden United States Finance Corp. Sr. Sec. Notes 9.00% due 07/15/14*		75,000	83,250
Chukchansi Economic Development Authority Sr. Notes 14.50% due 06/15/09*		500,000	630,000
CIT Group, Inc. Sr. Notes 4.13% due 11/03/09		63,000	62,719
Consolidated Communications Holdings Sr. Notes 9.75% due 04/01/12*		200,000	216,000
Countrywide Home Loans, Inc. Guaranteed Notes 5.50% due 08/01/06		101,000	104,153
ESI Tractebel Acquisition Corp. Guaranteed Bonds, Series B 7.99% due 12/30/11		228,000	240,776
Ford Motor Credit Co. Notes 5.70% due 01/15/10		43,000	43,391
Ford Motor Credit Co. Notes 6.88% due 02/01/06		67,000	69,023
Ford Motor Credit Co. Notes 7.00% due 10/01/13		34,000	36,045
General Electric Capital Corp. Notes 4.38% due 11/21/11		67,000	66,602
General Electric Capital Corp. Notes 5.38% due 03/15/07		67,000	69,596
General Motors Acceptance Corp. Notes 6.88% due 09/15/11		250,000	256,198
H & E Equipment Services, LLC Guaranteed Sr. Sec. Notes 11.13% due 06/15/12		125,000	137,500
Hilcorp Finance Co. Sr. Notes 10.50% due 09/01/10*		250,000	282,500
Household Finance Corp. Notes 4.13% due 11/16/09		67,000	66,640
Huntsman Advanced Materials, LLC Sr. Sec. Notes 11.00% due 07/15/10*		175,000	208,250
iPCS, Inc. Notes 14.00% due 07/15/10(5)(6)†		2,075,000	0
J.P. Morgan Chase Capital XIII Bonds 3.50% due 09/30/34(7)		53,000	52,708
LaBranche & Co., Inc. Sr. Notes 11.00% due 05/15/12		75,000	80,625
Madison River Capital, LLC/ Madison River Finance Corp. Sr. Notes, Series B 13.25% due 03/01/10		500,000	540,000
MedCath Holdings Corp. Sr. Notes 9.88% due 07/15/12		100,000	108,500
Muzak Finance Corp. Guaranteed Sr. Sub. Notes 9.88% due 03/15/09		225,000	157,219
Nexstar Finance Holdings, LLC Guaranteed Sr. Disc. Notes 11.38% due 04/01/13(8)		300,000	237,000
NGC Corp. Capital Trust I Guaranteed Sub. Notes, Series B 8.32% due 06/01/27		800,000	679,000
PCA, LLC Sr. Notes 11.88% due 08/01/09		225,000	198,000
Px Escrow Corp. Sr. Sub. Disc. Notes 9.63% due 02/01/06(8)		125,000	121,875
Rainbow National Services LLC Guaranteed Sr. Sub. Notes 10.38% due 09/01/14*		100,000	112,750
Terra Capital, Inc. Guaranteed Sr. Sec. Notes 11.50% due 06/01/10		162,000	184,680
Terra Capital, Inc. Guaranteed Sr. Sec. Notes 12.88% due 10/15/08		75,000	93,750
TIAA Global Markets Notes 4.13% due 11/15/07*		44,000	44,561
Washington Mutual Capital I Guaranteed Sr. Notes 8.38% due 06/01/27		245,000	271,664
Washington Mutual, Inc. Sr. Notes 4.38% due 01/15/08		34,000	34,530
Westfield Capital Corp., Ltd. Guaranteed Sr. Notes 4.38% due 11/15/10*		88,000	87,037

			6,187,231

Food, Beverage & Tobacco — 0.6%
Coca-Cola Enterprises, Inc. Debentures 8.50% due 02/01/22		78,000	104,002
North Atlantic Holding Co., Inc. Sr. Disc. Notes 12.25% due 03/01/14(8)		100,000	41,000
Safeway, Inc. Notes 6.50% due 03/01/11		34,000	37,236
Stater Brothers Holdings, Inc. Sr. Notes 8.13% due 06/15/12		175,000	185,063
Wornick Co. Sr. Sec. Notes 10.88% due 07/15/11		250,000	271,250

			638,551

Forest Products — 1.1%
Boise Cascade LLC Sr. Notes 5.01% due 01/18/05(7)*		125,000	129,688
Caraustar Industries, Inc. Notes 7.38% due 06/01/09		25,000	26,500
Constar International, Inc. Sr. Sub. Notes 11.00% due 12/01/12		100,000	103,750
Crown Cork & Seal Co., Inc. Notes 8.00% due 04/15/23		200,000	197,000
Fibermark, Inc. Sr. Notes 9.38% due 10/15/06(5)(11)†		550,000	409,750
FiberMark, Inc. Sr. Notes 10.75% due 04/15/11(5)(11)†		125,000	93,750
Georgia-Pacific Corp. Sr. Notes 8.00% due 01/15/24		100,000	116,000
Imco Recycling Escrow, Inc. Sr. Notes 9.00% due 11/15/14*		25,000	26,000
Pliant Corp. Sr. Sec. Notes 11.13% due 09/01/09		75,000	81,750
Pliant Corp. Sr. Sub. Notes 13.00% due 06/01/10		75,000	73,000

			1,257,188

Health Services — 0.8%
Community Health Systems, Inc. Sr. Sub. Notes 6.50% due 12/15/12*		100,000	100,750
Concentra Operating Corp. Guaranteed Sr. Sub. Notes 9.13% due 06/01/12*		50,000	56,500
HCA, Inc. Sr. Notes 6.95% due 05/01/12		200,000	210,581
Pediatric Services of America, Inc. Guaranteed Sr. Sub. Notes 10.00% due 04/15/08(6)		25,000	25,250
Psychiatric Solutions, Inc. Guaranteed Sr. Sub. Notes 10.63% due 06/15/13		100,000	115,750
Team Health, Inc. Sr. Sub. Notes 9.00% due 04/01/12		150,000	146,625
Tenet Healthcare Corp. Sr. Notes 5.00% due 07/01/07		75,000	73,500
Tenet Healthcare Corp. Sr. Notes 6.50% due 06/01/12		125,000	115,625
Triad Hospitals, Inc. Sr. Sub. Notes 7.00% due 11/15/13		75,000	76,688

			921,269

Household & Personal Products — 0.1%
Playtex Products, Inc. Sr. Sub. Notes 9.38% due 06/01/11		25,000	26,688
Revlon Consumer Products Corp. Sr. Sub. Notes 8.63% due 02/01/08		125,000	111,562

			138,250

Housing & Household Durables — 0.1%
Maytag Corp. Notes 5.00% due 05/15/15		62,000	57,625

Insurance — 1.2%
Assurant, Inc. Sr. Notes 6.75% due 02/15/34		116,000	125,657
Crum & Forster Holdings Corp. Sr. Notes 10.38% due 06/15/13		125,000	139,375
Fidelity National Financial, Inc. Notes 7.30% due 08/15/11		89,000	97,654
LNR Property Corp. Sr. Sub. Notes 7.63% due 07/15/13		75,000	85,125
Metropolitan Life Global Funding I Notes 4.75% due 06/20/07*		88,000	90,286
Ohio Casualty Corp. Notes 7.30% due 06/15/14		590,000	634,956
Selective Insurance Group, Inc. Sr. Notes 7.25% due 11/15/34*		116,000	117,841
XL Capital, Ltd. Sr. Notes 6.38% due 11/15/24		136,000	143,157

			1,434,051

Internet Content — 0.0%
Spheris, Inc. Sr. Sub. Notes 11.00% due 12/15/12*		50,000	51,250

Leisure & Tourism — 4.2%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2 6.82% due 05/23/11		100,000	94,463
American Airlines, Inc. Pass-Thru Certificates, Series 2001-2, Class C 7.80% due 04/01/08		200,000	183,063
American Airlines, Inc. Pass-Thru Certificate Series 1991 B 1 9.71% due 01/30/07*		88,384	83,523
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-2 6.88% due 07/02/09		290,851	280,492
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-1 7.20% due 01/02/19		86,166	84,078
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B 7.63% due 01/02/15		751,504	554,606
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1 8.71% due 01/02/19		344,139	347,921
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class C 8.77% due 01/02/11		62,428	30,383
Atlas Air, Inc. Pass-Thru Certificates Series 2000-1, Class B 9.06% due 07/02/17		157,740	135,712
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-1, Class C 6.95% due 08/02/09		146,833	119,088
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-2, Class C1 7.73% due 03/15/11		46,804	34,239
Continental Airlines, Inc. Secured Pass-Thru Certificates, Series 2000-2, Class B 8.31% due 10/02/19		121,819	106,502
Continental Airlines, Inc. Pass-Thru Certificates, Series 2004, Class J 9.56% due 09/01/19		576,614	580,898
Delta Air Lines, Inc. Pass-Thru Certificates, Series 2002-1, Class C 7.78% due 01/02/12		166,968	109,102
Delta Air Lines, Inc. Sr. Notes 10.00% due 08/15/08		350,000	258,125
Eldorado Resorts, LLC Sr. Notes 9.00% due 04/15/14(6)		425,000	425,000
Hilton Hotels Corp. Sr. Notes 7.50% due 12/15/17		79,000	92,365
Hilton Hotels Corp. Sr. Notes 7.95% due 04/15/07		82,000	89,190
Hollywood Casino Shreveport Capital Corp. Guaranteed Sr. Sec. Notes 13.00% due 08/01/06(5)+		400,000	338,500
Riviera Holdings Corp. Guaranteed Sr. Notes 11.00% due 06/15/10		135,000	150,863
True Temper Sports, Inc. Guaranteed Sr. Sub. Notes 8.38% due 09/15/11		200,000	186,000
Waterford Gaming, LLC Sr. Notes 8.63% due 09/15/12*		207,000	221,490
Worldspan LP Sr. Notes 9.63% due 06/15/11		275,000	273,625

			4,779,228

Machinery — 0.3%
Dresser Rand Group, Inc. Sr. Sub. Notes 7.38% due 11/01/14*		100,000	102,000
Park-Ohio Industries, Inc. Sr. Sub. Notes 8.38% due 11/15/14*		75,000	75,000
Stanadyne Corp. Sr. Sub. Notes 10.00% due 08/15/14*		125,000	135,000
Venture Holdings Co., LLC Guaranteed Sr. Sub. Notes 11.00% due 06/01/07(5)†		100,000	3,000

			315,000

Medical Products — 0.6%
Allegiance Corp. Debentures 7.00% due 10/15/26		232,000	250,491
CDRV Investors, Inc. Sr. Disc. Notes 9.63% due 01/01/15(8)*		125,000	77,656
Encore Medical IHC, Inc. Sr. Sub. Notes 9.75% due 10/01/12*		75,000	75,750
Inverness Medical Innovations, Inc. Sr. Sub. Notes 8.75% due 02/15/12*		125,000	130,625
Universal Hospital Services, Inc. Sr. Notes 10.13% due 11/01/11		125,000	130,000

			664,522

Metals & Mining — 0.7%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11		75,000	83,250
Associated Materials, Inc. Sr. Notes 1.11% due 03/01/14(8)		275,000	198,000
CSN Islands VIII Corp. Guaranteed Sr. Notes 9.75% due 12/16/13*		200,000	214,000
Eagle-Picher, Inc. Sr. Notes 9.75% due 09/01/13		175,000	175,000
Renco Metals, Inc. Guaranteed Sr. Notes 11.50% due 07/01/03(5)(6)†		500,000	0
Ryerson Tull, Inc. Sr. Notes 8.25% due 12/15/11*		50,000	50,500
Ryerson Tull, Inc. Notes 9.13% due 07/15/06		75,000	76,500

			797,250

Pharmaceuticals — 0.6%
Curative Health Services, Inc. Sr. Notes 10.75% due 05/01/11		150,000	134,250
Merck & Co., Inc. Notes 2.50% due 03/30/07		40,000	39,047
Merck & Co., Inc. Debentures 5.95% due 12/01/28		110,000	113,851
NeighborCare, Inc. Guaranteed Sr. Sub. Notes 6.88% due 11/15/13		225,000	235,688
Schering-Plough Co. Sr. Notes 6.50% due 12/01/33		58,000	65,286
Wyeth Notes 6.95% due 03/15/11		58,000	65,306

			653,428

Real Estate Investment Trusts — 0.4%
National Health Investors, Inc. Notes 7.30% due 07/16/07		100,000	103,742
Omega Healthcare Investors, Inc. Sr. Notes 7.00% due 04/01/14		75,000	77,062
Senior Housing Properties Trust Sr. Notes 8.63% due 01/15/12		202,000	230,785
Ventas Realty Limited Partnership Sr. Notes 6.63% due 10/15/14*		25,000	25,563

			437,152

Restaurants — 0.4%
Denny’s Holdings, Inc. Sr. Notes 10.00% due 10/01/12*		250,000	270,000
Landry’s Restaurants, Inc. Sr. Notes 7.50% due 12/15/14*		100,000	99,250
Sbarro, Inc. Sr. Notes 11.00% due 09/15/09		119,000	120,190

			489,440

Retail — 0.4%
May Department Stores Co. Sr. Notes 6.65% due 07/15/24		199,000	209,393
Rent-Way, Inc. Sr. Notes 11.88% due 06/15/10		175,000	197,094

			406,487

Retail Stores — 0.5%
Alderwoods Group, Inc. Sr. Notes 7.75% due 09/15/12*		50,000	54,000
Blockbuster, Inc. Sr. Sub. Notes 9.00% due 09/01/12*		25,000	24,688
Collins & Aikman Floor Cover Guaranteed Sr. Sub. Notes 9.75% due 02/15/10		75,000	80,625
General Nutrition Centers, Inc. Sr. Sub. Notes 8.50% due 12/01/10		50,000	47,250
J.C. Penney Co., Inc. Notes 6.88% due 10/15/15		150,000	162,375
Saks, Inc. Guaranteed Notes 7.00% due 12/01/13		125,000	127,656
Saks, Inc. Guaranteed Notes 9.88% due 10/01/11		100,000	118,500

			615,094

Telecommunications — 5.2%
AirGate PCS, Inc. Sr. Sub. Sec. Notes 9.38% due 09/01/09		198,300	213,668
Alaska Communications Holdings, Inc. Guaranteed Sr. Sub. Notes 9.38% due 05/15/09		250,000	258,125
Alaska Communications Holdings, Inc. Sr. Notes 9.88% due 08/15/11		125,000	134,375
American Cellular Corp. Sr. Notes, Series B 10.00% due 08/01/11		325,000	278,688
Ameritech Capital Funding Corp. Debentures 6.45% due 01/15/18		56,000	60,878
AT&T Wireless Services, Inc. Sr. Notes 7.35% due 03/01/06		94,000	98,337
Bell Atlantic Pennsylvania, Inc. Debentures 8.75% due 08/15/31		70,000	92,841
Cincinnati Bell, Inc. Notes 7.25% due 06/15/23		25,000	24,563
Cincinnati Bell, Inc. Guaranteed Sr. Sub. Notes 8.38% due 01/15/14		25,000	25,312
Citizens Communications Co. Sr. Notes 9.00% due 08/15/31		590,000	674,075
FairPoint Communications, Inc. Sr. Sub. Notes, Series B 9.50% due 05/01/08		325,000	329,875
FairPoint Communications, Inc. Sr. Sub. Notes 12.50% due 05/01/10		250,000	270,000
IWO Holdings, Inc. Guaranteed Sr. Notes 14.00% due 01/15/11(5)(11)†		1,625,000	739,375
LCI International, Inc. Sr. Notes 7.25% due 06/15/07		1,100,000	1,069,750
New York Telephone Co. Debentures 7.00% due 06/15/13		74,000	81,746
Nextel Communications, Inc. Sr. Notes 5.95% due 03/15/14		325,000	336,375
Qwest Corp. Debentures 7.13% due 11/15/43		300,000	274,500
Qwest Corp. Debentures 7.25% due 10/15/35		150,000	142,500
Qwest Corp. Debentures 8.88% due 06/01/31		50,000	52,250
SBA Communications Corp. Sr. Notes 8.50% due 12/01/12		50,000	51,000
Triton PCS, Inc. Guaranteed Sr. Sub. Notes 8.75% due 11/15/11		125,000	98,750
Triton PCS, Inc. Guaranteed Sr. Sub. Notes 9.38% due 02/01/11		395,000	316,000
TSI Telecommunications Services, Inc. Guaranteed Sr. Sub. Notes 12.75% due 02/01/09		50,000	57,000
US West Communications, Inc. Debentures 7.50% due 06/15/23		25,000	24,875
Verizon Virginia, Inc. Debentures 8.38% due 10/01/29		162,000	205,670

			5,910,528

Transportation — 0.2%
Burlington Northern Santa Fe Corp. Debentures 8.13% due 04/15/20		162,000	210,840
Petroleum Helicopters, Inc. Guaranteed Sr. Notes, Series B 9.38% due 05/01/09		50,000	54,750

			265,590

Utilities — 3.0%
AES Corp. Sr. Sub. Debentures 8.88% due 11/01/27		150,000	153,750
AES Drax Energy, Ltd. Guaranteed Sr. Sub. Sec. Notes, Series B 11.50% due 08/30/10(5)†		725,000	3,625
Cincinnati Bell Telephone Co. Notes 7.18% due 12/15/23		50,000	49,750
Cincinnati Bell Telephone Co. Guaranteed Notes 7.20% due 11/29/23		225,000	223,875
Duke Capital Corp., LLC Sr. Notes 8.00% due 10/01/19		67,000	81,763
Dynegy Holdings, Inc. Sr. Notes 8.75% due 02/15/12		100,000	104,750
Edison Mission Energy Sr. Notes 9.88% due 04/15/11		150,000	177,750
El Paso Natural Gas Co. Sr. Notes 7.63% due 08/01/10		100,000	109,500
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22		350,000	408,187
El Paso Production Holding Co. Guaranteed Sr. Notes 7.75% due 06/01/13		325,000	340,437
Ferrellgas LP Sr. Notes 6.75% due 05/01/14		225,000	231,188
Mirant Corp. Sr. Notes 7.90% due 07/15/09(5)(11)†		950,000	707,750
Pacific Energy Partners LP Sr. Notes 7.13% due 06/15/14		125,000	133,125
Reliant Resources, Inc. Notes 9.50% due 07/15/13		75,000	85,219
Tiverton/Rumford Power Assoc., Ltd. Guaranteed Notes 9.00% due 07/15/18*		124,172	99,337
Transcontinental Gas Pipe Line Corp. Sr. Notes 8.88% due 07/15/12		100,000	121,625
Williams Cos, Inc. Notes 7.88% due 09/01/21		325,000	362,375

			3,394,006

Total Bonds & Notes (cost $41,202,951)			42,884,642

CONVERTIBLE BONDS — 0.4% Leisure & Tourism — 0.4%
Six Flags, Inc. Sr. Notes 4.50% due 05/15/15		375,000	421,875

FOREIGN BONDS & NOTES — 42.8%
Automotive — 0.0%
Exide Corp. Notes 11.50% due 03/19/05(6)†		225,000	0

Banks — 0.1%
HBOS Treasury Services, PLC Notes 3.50% due 11/30/07*		88,000	87,695

Broadcasting & Media — 1.0%
Canwest Media, Inc Sr. Sub. Notes 8.00% due 09/15/12*		200,000	214,500
CF Cable TV, Inc. Guaranteed Sr. Notes 9.13% due 07/15/07		50,000	51,376
Rogers Cable, Inc. Sr. Sec. Notes 5.50% due 03/15/14		125,000	117,813
Rogers Cable, Inc. Sr. Sec. Priority Notes 6.25% due 06/15/13		50,000	50,125
Rogers Cable, Inc. Bonds 8.75% due 05/01/32		50,000	55,500
Telenet Group Holding NV Sr. Disc. Notes 11.50% due 06/15/14(8)*		850,000	646,000

			1,135,314

Chemicals — 0.4%
Rhodia SA Sr. Sub. Notes 8.88% due 06/01/11		400,000	403,000

Electronics — 0.1%
Magnachip Semiconductor SA Sr. Sec. Notes 6.88% due 12/15/11*		50,000	51,500
Magnachip Semiconductor SA Sr. Sub. Notes 8.00% due 12/15/14*		25,000	26,063
Stats ChipPAC, Ltd. Sr. Notes 6.75% due 11/15/11*		75,000	74,250

			151,813

Energy Services — 0.3%
ENI Coordination Center Guaranteed Notes 5.25% due 12/27/07	GBP	205,000	397,102

Food, Beverage & Tobacco — 0.1%
Vitro Envases Norteamerica SA Sr. Sec. Notes 10.75% due 07/23/11*		150,000	155,625

Forest Products — 0.5%
Abitibi-Consolidated, Inc. Debentures 8.55% due 08/01/10		100,000	108,375
Stora Enso Oyj Notes 3.88% due 12/15/09	SEK	3,000,000	452,796
West Fraser Timber Co., Ltd. Sr. Notes 5.20% due 10/15/14*		47,000	47,186

			608,357

Government Agency — 36.3%
Argentina Republic Bonds 1.98% due 02/03/05(7)		1,250,000	1,062,500
Argentina Republic Notes 12.00% due 06/19/31		413,400	135,388
Australia Commonwealth Bonds 6.75% due 11/15/06	AUD	1,365,000	1,101,545
Australia Commonwealth Bonds 7.50% due 09/15/09	AUD	1,240,000	1,063,414
Austria Republic Sr. Notes 5.38% due 12/01/34(6)*	CAD	475,000	401,575
Canadian Government Bonds 4.25% due 09/01/08	CAD	1,405,000	1,205,205
Canadian Government Bonds 5.75% due 09/01/06	CAD	735,000	641,726
Deutsche Bundesrepublik Bonds 5.63% due 01/04/28	EUR	200,000	326,917
Dutch Government Bonds 5.25% due 07/15/08	EUR	355,000	521,413
Federal Republic of Brazil Bonds 3.13% due 04/15/05(7)		1,919,139	1,827,980
Federal Republic of Brazil Bonds 8.00% due 04/15/14		1,267,880	1,297,168
Federal Republic of Brazil Bonds 8.88% due 04/15/24		145,000	150,075
Federal Republic of Brazil Bonds 10.13% due 05/15/27		580,000	682,660
Federal Republic of Brazil Bonds 11.00% due 08/17/40		1,925,000	2,284,012
Federal Republic of Brazil Bonds 12.00% due 04/15/10		150,000	185,250
Federal Republic of Brazil Notes 10.25% due 08/17/13		245,000	278,933
Federal Republic of Brazil Notes 14.50% due 10/15/09		250,000	333,350
Federal Republic of Brazil Notes 11.00% due 01/11/12		600,000	728,400
Government of Hungary Bonds zero coupon due 12/17/04	HUF	54,600,000	285,886
Government of Japan Bonds 3.00% due 09/20/05	JPY	105,000,000	1,046,325
Kingdom of Denmark Bonds 7.00% due 11/15/07	DKK	5,170,000	1,054,637
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	3,200,000	515,292
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	4,245,000	712,376
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	3,000,000	550,441
Republic of Colombia Notes 10.75% due 01/15/13		470,000	561,650
Republic of Colombia Bonds 11.75% due 02/25/20		200,000	257,000
Republic of Ecuador Bonds 8.00% due 08/15/05(8)		1,040,000	897,000
Republic of Greece Sr. Notes 4.65% due 04/19/07	EUR	300,000	426,120
Republic of Greece Bonds 5.25% due 05/18/12	EUR	310,000	467,481
Republic of Italy Bonds 5.25% due 12/15/05	EUR	695,000	970,259
Republic of Italy Bonds 5.25% due 11/01/29	EUR	333,000	510,842
Republic of Panama Bonds 9.63% due 02/08/11		400,000	472,000
Republic of Peru Bonds 5.00% due 03/01/07(2)		176,000	168,080
Republic of Peru Guaranteed Global Bonds 9.13% due 02/21/12		305,000	355,325
Republic of Peru Notes 9.88% due 02/06/15		75,000	91,875
Republic of Peru Bonds 4.50% due 03/07/05(2)		100,000	93,500
Republic of Turkey Notes 8.00% due 02/14/34		500,000	518,750
Republic of Turkey Notes 9.00% due 06/30/11		95,000	108,538
Republic of Turkey Notes 9.50% due 01/15/14		130,000	153,400
Republic of Turkey Notes 11.00% due 01/14/13		455,000	578,987
Republic of Turkey Bonds 11.75% due 06/15/10		310,000	389,050
Republic of Turkey Sr. Bonds 11.88% due 01/15/30		200,000	288,000
Republic of Uruguay Bonds 7.50% due 03/15/15		225,000	219,937
Republic of Venezuela Debentures 3.63% due 06/20/05(7)		142,850	142,136
Republic of Venezuela Bonds 8.50% due 10/08/14		650,000	689,000
Republic of Venezuela Bonds 9.25% due 09/15/27		1,750,000	1,846,250
Russia Federation Debentures 3.00% due 05/14/11		650,000	548,145
Russia Government International Bonds 7.50% due 03/31/07(8)*		650,000	669,500
Russian Federation Debentures 3.00% due 05/14/08		925,000	859,880
Russian Federation Bonds 7.50% due 03/31/07(8)		3,790,000	3,920,376
Russian Federation Bonds 8.25% due 03/31/10		255,000	282,871
Spanish Government Bonds 5.15% due 07/30/09	EUR	238,000	353,017
Spanish Government Bonds 6.15% due 01/31/13	EUR	594,000	956,209
Ukraine Republic Sr. Notes 11.00% due 03/15/07		303,355	325,409
United Kingdom Bonds 7.50% due 12/07/06	GBP	152,000	308,109
United Kingdom Bonds 5.00% due 03/07/12	GBP	805,000	1,590,650
United Mexican States Bonds 8.00% due 12/24/08	MXN	2,860,000	248,310
United Mexican States Bonds 8.13% due 12/30/19		445,000	522,207
United Mexican States Bonds 8.30% due 08/15/31		325,000	380,900
United Mexican States Notes 5.88% due 01/15/14		200,000	204,900
United Mexican States Notes 6.38% due 01/16/13		475,000	505,875
United Mexican States Notes 6.63% due 03/03/15		825,000	886,050
United Mexican States Notes 7.50% due 01/14/12		400,000	453,600

			41,613,656

Insurance — 0.2%
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15		175,000	178,500

Leisure & Tourism — 0.2%
Grupo Posadas SA de CV Sr. Notes 8.75% due 10/04/11*		175,000	186,813

Metals & Mining — 0.1%
Noranda, Inc. Notes 6.00% due 10/15/15		81,000	84,809
Vitro SA de CV Notes 11.75% due 11/01/13*		50,000	48,375

			133,184

Pharmaceuticals — 1.0%
Abbott Japan Co. Ltd. Guaranteed Bonds 1.05% due 11/06/08	JPY	76,000,000	753,373
Elan Finance, PLC Sr. Notes 6.51% due 11/15/11(7)*		150,000	157,875
Elan Finance, PLC Sr. Notes 7.75% due 11/15/11*		250,000	266,250

			1,177,498

Retail — 0.2%
Jean Coutu Group, Inc. Sr. Sub. Notes 8.50% due 08/01/14*		200,000	205,000

Retail Stores — 0.2%
Jostens Holding Corp. Sr. Disc. Notes 10.25% due 12/01/13(8)		190,000	134,900
Maax Holdings, Inc. Sr. Disc. Notes 11.25% due 12/15/12(8)*		100,000	62,750

			197,650

Telecommunications — 0.7%
Empresa Brasileira de Telcom Guaranteed Sr. Notes, Series B 11.00% due 12/15/08		25,000	28,500
France Telecom SA Sr. Notes 8.50% due 03/01/31		232,000	314,498
Koninklijke KPN NV Notes 8.38% due 10/01/30		232,000	301,012
Kyivstar GSM Loan Participation Notes 10.38% due 08/17/09*		100,000	110,000
Telecom Italia Capital Guaranteed Sr. Notes 4.00% due 01/15/10*		74,000	72,556

			826,566

Utilities — 1.4%
Calpine Canada Energy Finance, ULC Guaranteed Sr. Notes 8.50% due 05/01/08		1,750,000	1,435,000
Chivor SA Sr. Notes 9.75% due 12/30/14*		75,000	78,000
Cia de Saneamento Basico do Estado de Sao Paulo Notes 12.00% due 06/20/08*		75,000	84,562

			1,597,562

Total Foreign Bonds & Notes (cost $44,179,180)			49,055,335

U.S. GOVERNMENT OBLIGATIONS — 0.0%
U.S. Treasury Notes — 0.0%
4.25% due 11/15/14		34,000	34,089

U.S. GOVERNMENT AGENCY — 7.3%
Federal Home Loan Mortgage Corporation — 1.1%
5.00% due 05/01/34		1,152,625	1,145,386
6.50% due 05/01/29		16,583	17,426
7.00% due 06/01/29		25,905	27,479
8.50% due 05/01/08		40,004	42,372
10.00% due 05/15/20(4)		34,884	34,895
11.57% due 01/15/05(3)(4)		23,361	451

			1,268,009

Federal National Mortgage Association — 6.0%
0.45% due 01/18/05(2)(3)(4)		4,240,727	56,520
0.54% due 01/18/05(2)(3)(4)		1,617,858	15,452
1.05% due 01/01/05(2)(3)(4)		3,498,195	152,378
1.34% due 01/01/05(2)(3)(4)		1,789,850	21,857
4.50% due 06/01/19		739,973	738,082
5.00% due 06/01/19		746,819	759,257
5.50% due 07/01/19		709,555	733,789
5.50% due 01/01/29		13,886	14,155
5.50% due 06/01/29		201,543	205,347
5.50% due 06/01/34		1,909,504	1,939,687
6.00% due 02/01/32		220,535	228,347
6.00% due 05/01/34		41,318	42,746
6.00% due 10/01/34		998,002	1,032,489
6.50% due 04/01/34		760,006	797,278
7.50% due 01/01/30		22,653	24,280
7.50% due 09/01/30		13,608	14,581
8.00% due 11/01/28		50,632	55,099
8.80% due 01/25/19(4)		67,916	73,716
10.40% due 04/25/19(4)		12,739	14,222
13.00% due 11/15/15		13,302	15,108

			6,934,390

Government National Mortgage Association — 0.2%
7.50% due 07/15/27		31,889	34,324
7.50% due 10/15/27		130,762	140,746

			175,070

Total U.S. Government Agency (cost $8,572,882)			8,377,469

COMMON STOCK — 3.3%
Automotive — 0.0%
Exide Technologies, Inc.†		1,088	14,993

Broadcasting & Media — 0.1%
Cablevision Systems Corp., Class A†		5,620	139,938
Ono Finance, PLC(6)† *		100	0

			139,938

Entertainment Products — 0.0%
Magna Entertainment Corp.		7,300	43,946

Leisure & Tourism — 0.3%
Boyd Gaming Corp.		2,900	120,785
Isle Capri Casinos, Inc.		2,300	58,995
MGM Mirage, Inc.†		2,075	150,935

			330,715

Machinery — 0.2%
NES Rentals Holding, Inc.†		19,435	192,407

Real Estate Investment Trusts — 0.2%
Meristar Hospitality Corp.†		31,820	265,697

Telecommunications — 2.5%
AirGate PCS, Inc.†		5,600	199,360
AirGate PCS, Inc.(6)		15,419	548,917
Dobson Communications Corp.†		270	464
IMPSAT Fiber Networks, Inc.†		4,019	23,109
iPCS, Inc.†		59,130	1,803,465
Telewest Global, Inc.†		16,202	284,831

			2,860,146

Total Common Stock (cost $2,515,227)			3,847,842

PREFERRED STOCK — 0.3%
Broadcasting & Media — 0.2%
Paxson Communications Corp. 14.25%(9)		25	183,750

Financial Services — 0.0%
TCR Holdings, Class B(6)		570	6
TCR Holdings, Class C(6)		314	3
TCR Holdings, Class D(6)		827	8
TCR Holdings, Class E(6)		1,711	17

			34

Retail Stores — 0.1%
GNC Corp.(9)		100	97,000
Rent-Way, Inc.(6)(12)(13)		4	52,313

			149,313

Total Preferred Stock (cost $353,897)			333,097

RIGHTS† — 0.1%
Government Agency — 0.1%
United Mexico States VRR-A(6)		1,400,000	31,500
United Mexico States VRR-C(6)		1,400,000	18,900
United Mexico States VRR-D(6)		1,400,000	35,700

Total Rights (cost $0)			86,100

			86,100

WARRANTS† — 0.0%
Automotive — 0.0%
Exide Technologies, Inc. Expires 05/15/11		2,720	5,576

Broadcasting & Media — 0.0%
Knology Holdings, Inc. Expires 10/22/07 (6)*		1,500	375

Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (6)*		150	1
Leap Wireless International, Inc. Expires 04/15/10 (6)*		500	0
Leap Wireless International, Inc. Expires 04/15/10 (6)*		350	0

			1

Total Warrants (cost $37,595)			5,952

Total Long-Term Investment Securities - 94.2% (cost $99,995,355)			108,053,415

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposit with State Street Bank & Trust Co. 0.65% due 01/03/05		392,000	392,000
Time Deposit with State Street Bank & Trust Co. 0.85% due 01/03/05		1,595,000	1,595,000

Total Short-term Investment Securities (cost $1,987,000)			1,987,000
REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(10)		510,000	510,000
UBS Securities, LLC Joint Repurchase Agreement(10)		1,000,000	1,000,000

Total Repurchase Agreements (cost $1,510,000)			1,510,000

TOTAL INVESTMENTS — (cost $103,492,355) @		97.2%	111,550,415

Other assets less liabilities		2.8	3,154,979

NET ASSETS—		100.0%	$114,705,394

+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $9,767,561 representing 8.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	In United States dollars unless otherwise indicated

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - Pound Sterling
HUF - Hungarian Forint
JPY - Japanese Yen
MXN - Mexican Peso
SEK - Swedish Krona
@	See Note 3 for cost of investments on a tax basis.

(1)	Commercial Mortgage-Backed Security
(2)	Variable rate security — the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(3)	Interest only
(4)	Collateralized Mortgage Obligation
(5)	Bond in default.
(6)	Fair valued security; see Note 1.
(7)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(8)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(9)	PIK (“Payment-in-Kind”) Security. Payment made with additional securities in lieu of cash.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Company has filed chapter 11 bankruptcy.
(12)	Illiquid Security
(13)	To the extend permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary market exists. As of December 31, 2004, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	% of Net Assets
Rent-Way, Inc. Preferred Stock	05/29/2003	3	$25,000	$39,235	0.03%
Rent-Way, Inc. Preferred Stock	05/19/2004	1	10,000	13,078	0.01%

Pass Thru- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

VRR- Value Recovery Rights

Allocation of investment by country as a percentage of net assets as of December 31, 2004.

COUNTRY	PERCENTAGE
United States	54.3%
Brazil	6.9
Russia	5.5
Canada	3.9
Mexico	3.0
Venezuela	2.3
Australia	2.0
Turkey	1.8
United Kingdom	1.7
Japan	1.6
Sweden	1.6
Italy	1.3
Spain	1.1
Argentina	1.0
Belgium	0.9
Denmark	0.9
Greece	0.8
Ecuador	0.8
Colombia	0.7
Netherlands	0.7
France	0.6
Peru	0.6
Finland	0.4
Germany	0.4
Ireland	0.4
Panama	0.4
Austria	0.3
Ukraine	0.3
Cayman Islands	0.2
Hungary	0.2
Uruguay	0.2
Mexico	0.2
Luxembourg	0.1
Czech Republic	0.1

97.2%

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For	Delivery Date	Gross Unrealized Appreciation / Depreciation
*** CAD	1,435,000	USD 1,173,124	02/04/2005	$(24,318)
*** USD	1,203,243	CAD 1,435,000	02/04/2005	(5,802)
DKK	5,511,920	USD 1,000,000	02/04/2005	(7,418)
EUR	2,594,661	USD 3,500,000	02/04/2005	(27,704)

Net Unrealized Appreciation (Depreciation)				$(65,242)

CAD-Canadian Dollar
DKK-Danish Krone
EUR-Euro
USD-United States Dollar
***	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

See Notes to Portfolio of Investments

SunAmerica High Yield Fund

PORTFOLIO OF INVESTMENTS - December 31, 2004 — (Unaudited)

Security Description	Principal Amount/ Shares/ Warrants	Value (Note 1)
BONDS & NOTES — 73.5%
Aerospace & Military Technology — 0.3%
DeCrane Aircraft Holdings Guaranteed Sr. Sub. Notes, Series B 12.00% due 09/30/08	$1,700,000	$1,139,000

Apparel & Textiles — 0.1%
Warnaco, Inc. Sr. Notes 8.88% due 06/15/13	350,000	385,000

Automotive — 0.2%
Diamond Triumph Auto Glass, Inc. Guaranteed Sr. Sub. Notes 9.25% due 04/01/08	820,000	746,200
Exide Corp. Term Loan 10.00% due 03/19/05(5)(6)	1,650,000	0

		746,200

Broadcasting & Media — 8.4%
Affinity Group, Inc. Sr. Sub. Notes 9.00% due 02/15/12	975,000	1,055,438
AMC Entertainment, Inc. Sr. Sub. Notes 8.00% due 03/01/14	50,000	49,750
American Lawyer Media, Inc. Guaranteed Sr. Notes, Series B 9.75% due 12/15/07	1,175,000	1,188,219
Cablevision Systems Corp. Sr. Notes 8.00% due 04/15/12*	1,300,000	1,387,750
Charter Communications Holdings, LLC Sr. Notes 9.63% due 11/15/09	4,850,000	4,255,875
Charter Communications Holdings, LLC Sr. Disc. Notes 9.92% due 04/01/11(1)	3,375,000	2,877,187
Charter Communications Holdings, LLC Sr. Notes 10.00% due 05/15/11	450,000	384,750
Charter Communications Holdings, LLC Sr. Notes 10.25% due 01/15/10	375,000	329,063
Charter Communications Holdings, LLC Sr. Notes 10.75% due 10/01/09	2,075,000	1,888,250
Charter Communications Holdings, LLC Sr. Notes 11.13% due 01/15/11	4,875,000	4,411,875
Coleman Cable, Inc. Sr. Notes 9.88% due 10/01/12*	450,000	478,125
CSC Holdings, Inc. Sr. Notes 6.75% due 04/15/12*	450,000	462,375
CSC Holding, Inc. Sr. Notes, Series B 7.63% due 04/01/11	25,000	26,938
CSC Holdings, Inc. Sr. Debentures 7.63% due 07/15/18	525,000	555,188
Fisher Communications, Inc. Sr. Notes 8.63% due 09/15/14*	800,000	865,000
Haights Cross Operating Co. Guaranteed Sr. Notes 11.75% due 08/15/11	775,000	875,750
Insight Communications Co., Inc. Sr. Disc. Notes 12.50% due 02/15/11(1)	3,875,000	3,768,437
NextMedia Operating, Inc. Guaranteed Sr. Sub. Notes 10.75% due 07/01/11	450,000	504,000
Paxson Communications Corp. Guaranteed Sr. Sub. Notes 12.25% due 01/15/09(1)	2,425,000	2,267,375
Telex Communications, Inc. Secured Notes 11.50% due 10/15/08	300,000	327,000
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes 8.75% due 01/15/14	575,000	579,312
Young Broadcasting, Inc. Guaranteed Sr. Sub. Notes 10.00% due 03/01/11(9)	2,300,000	2,455,250

		30,992,906

Business Services — 1.2%
Allied Waste North America, Inc. Sr. Notes, Series B 7.38% due 04/15/14	775,000	742,063
HydroChem Industrial Services, Inc. Guaranteed Sr. Sub. Notes, Series B 10.38% due 08/01/07	950,000	957,125
Mobile Mini, Inc. Sr. Notes 9.50% due 07/01/13	575,000	669,875
Monitronics International, Inc. 11.75% 09/01/10	1,950,000	2,127,937

		4,497,000

Chemicals — 2.5%
Equistar Chemicals LP Sr. Notes 10.63% due 05/01/11	1,225,000	1,421,000
Foamex LP/Foamex Capital Corp. Guaranteed Sr. Sec. Notes 10.75% due 04/01/09	350,000	342,125
Huntsman International, LLC Guaranteed Sr. Notes 9.88% due 03/01/09	30,000	32,925
Huntsman International, LLC Sr. Sub. Notes 10.13% due 07/01/09	691,000	727,278
Huntsman, LLC Sr. Note 11.50% due 07/15/12*	125,000	147,813
Huntsman, LLC Sr. Sec. Notes 11.63% due 10/15/10	1,375,000	1,625,937
Lyondell Chemical Co. Guaranteed Sr. Sec. Notes 9.50% due 12/15/08	2,175,000	2,359,875
Phosphate Resource Partners LP Sr. Notes 7.00% due 02/15/08	725,000	757,625
Rockwood Specialties Group Sub. Notes 7.50% due 11/15/14*	925,000	959,687
Rockwood Specialties, Inc. Sr. Sub. Notes 10.63% due 05/15/11	400,000	460,000
Westlake Chemical Corp. Sr. Notes 8.75% due 07/15/11	471,000	532,230

		9,366,495

Communication Equipment — 1.3%
Rural Cellular Corp. Sr. Sub. Notes, Series B 9.63% due 05/15/08	3,125,000	2,968,750
Rural Cellular Corp. Sr. Sub. Notes 9.75% due 01/15/10	1,875,000	1,696,875

		4,665,625

Computers & Business Equipment — 0.2%
Seagate Technology HDD Holdings Guaranteed Sr. Notes 8.00% due 05/15/09	250,000	270,000
Xerox Corp. Sr. Notes 6.88% due 08/15/11	275,000	292,875

		562,875

Electronics — 0.5%
Freescale Semiconductor, Inc. Sr. Notes 7.13% due 07/15/14	875,000	949,375
Texas Genco LLC Sr. Notes 6.88% due 12/15/14*	1,000,000	1,033,750

		1,983,125

Energy Services — 2.1%
Hanover Compressor Co. Sub. Notes zero coupon due 03/31/07	2,550,000	2,218,500
Oslo Seismic Services, Inc. 1st Mtg. Notes 8.28% due 06/01/11	1,582,004	1,677,789
Pride International, Inc. Sr. Notes 7.38% due 07/15/14	350,000	382,375
Seitel, Inc. Sr. Notes 11.75% due 07/15/11*	725,000	764,875
Trico Marine Services, Inc. Sr. Notes 8.88% due 05/15/12†(2)(8)	4,200,000	2,740,500

		7,784,039

Energy Sources — 5.0%
Belden & Blake Corp. Secured Notes 8.75% due 07/15/12*	225,000	228,375
Chesapeake Energy Corp. Sr. Notes 6.88% due 01/15/16	275,000	288,062
Chesapeake Energy Corp. Sr. Notes 7.50% due 09/15/13	325,000	353,844
Chesapeake Energy Corp. Guaranteed Sr. Notes 7.75% due 01/15/15	350,000	380,625
Chesapeake Energy Corp. Guaranteed Sr. Notes 9.00% due 08/15/12	175,000	199,938
Citgo Petroleum Corp. Sr. Notes 6.00% due 10/15/11*	550,000	547,250
Colorado Interstate Gas Co. Sr. Debentures 6.85% due 06/15/37	1,000,000	1,050,340
Encore Acquisition Co. Sr. Sub. Notes 6.25% due 04/15/14	300,000	301,500
Encore Acquisition Co. Guaranteed Sr. Notes 8.38% due 06/15/12	550,000	611,875
EXCO Resources, Inc. Guaranteed Sr. Notes 7.25% due 01/15/11	525,000	561,750
Frontier Oil Corp. Sr. Notes 6.63% due 10/01/11*	400,000	408,000
KCS Energy, Inc. Sr. Notes 7.13% due 04/01/12	675,000	708,750
Markwest Energy Partners LP Sr. Notes 6.88% due 11/01/14*	275,000	279,125
Mission Energy Holding Co. Secured Notes 13.50% due 07/15/08	9,100,000	11,352,250
Roseton Danskammer Guaranteed Pass-Thru Certificates, Series B 7.67% due 11/08/16	1,125,000	1,080,000

		18,351,684

Entertainment Products — 0.1%
Steinway Musical Instruments, Inc. Guaranteed Sr. Notes 8.75% due 04/15/11	475,000	515,375

Financial Services — 10.4%
AAC Group Holding Corp. Sr. Disc. Notes 10.25% due 10/01/12(1)*	700,000	470,750
Arch Western Finance LLC Guaranteed Sr. Notes 7.50% due 07/01/13	900,000	929,250
Athena Neurosciences Finance, LLC Guaranteed Sr. Notes 7.25% due 02/21/08	475,000	496,375
Bear Island Paper Co., LLC Sr. Notes, Series B 10.00% due 12/01/07	1,950,000	1,872,000
Bluewater Finance, Ltd. Guaranteed Sr. Notes 10.25% due 02/15/12	1,075,000	1,174,437
Borden United States Finance Corp. Secured Notes 9.00% due 07/15/14*	800,000	888,000
Chukchansi Economic Development Authority Sr. Notes 14.50% due 06/15/09*	3,225,000	4,063,500
Consolidated Communications Holdings Sr. Notes 9.75% due 04/01/12*	1,400,000	1,512,000
ESI Tractebel Acquisition Corp. Guaranteed Bonds, Series B 7.99% due 12/30/11	781,000	824,764
H & E Equipment Services, LLC Guaranteed Sr. Sec. Notes 11.13% due 06/15/12	950,000	1,045,000
Hilcorp Energy I LP/Hilcorp Finance Co. Sr. Notes 10.50% due 09/01/10*	1,925,000	2,175,250
Huntsman Advanced Materials, LLC Secured Notes 11.00% due 07/15/10*	1,175,000	1,398,250
iPCS, Inc. 14.00% due 07/15/10(2)(5)(6)†	11,825,000	0
LaBranche & Co., Inc. Sr. Notes 11.00% due 05/15/12	575,000	618,125
Madison River Capital, LLC/ Madison River Finance Corp. Sr. Notes, Series B 13.25% due 03/01/10	3,475,000	3,753,000
MedCath Holdings Corp. Sr. Notes 9.88% due 07/15/12	625,000	678,125
Muzak, LLC/ Muzak Finance Corp. Guaranteed Sr. Sub. Notes 9.88% due 03/15/09	1,650,000	1,152,938
Nexstar Finance Holdings, LLC Guaranteed Sr. Disc. Notes 11.38% due 04/01/13(1)	2,675,000	2,113,250
NGC Corp. Capital Trust I Guaranteed Sub. Notes, Series B 8.32% due 06/01/27	7,325,000	6,217,094
PCA, LLC Sr. Notes 11.88% due 08/01/09	1,600,000	1,408,000
Px Escrow Corp. Sr. Disc. Notes 9.63% due 02/01/06(1)	2,175,000	2,120,625
Rainbow National Services LLC Sr. Sub Debentures 10.38% due 09/01/14*	700,000	789,250
Terra Capital, Inc. Secured Notes 11.50% due 06/01/10	1,121,000	1,277,940
Terra Capital, Inc. Guaranteed Sr. Sec. Notes 12.88% due 10/15/08	1,125,000	1,406,250

		38,384,173

Food, Beverage & Tobacco — 1.1%
North Atlantic Holding Co., Inc. Sr. Disc. Notes 12.25% due 03/01/14(1)	675,000	276,750
Stater Brothers Holdings, Inc. Sr. Notes 8.13% due 06/15/12	1,275,000	1,348,313
Wornick Co. Secured Notes 10.88% due 07/15/11	2,150,000	2,332,750

		3,957,813

Forest Products — 3.1%
Boise Cascade LLC Sr. Notes 5.01% due 01/18/05(3)*	2,450,000	2,541,875
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	300,000	318,000
Caraustar Industries, Inc. Guaranteed Sr. Sub. Notes 9.88% due 04/01/11	650,000	705,250
Constar International, Inc. Sr. Sub. Notes 11.00% due 12/01/12	650,000	674,375
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,750,000	1,723,750
FiberMark, Inc. Sr. Notes 10.75% due 04/15/11†(2)(8)	750,000	562,500
Georgia-Pacific Corp. Sr. Notes 8.00% due 01/15/24	875,000	1,015,000
Imco Recycling Escrow, Inc. Sr. Notes 9.00% due 11/15/14*	200,000	208,000
Pliant Corp. Secured Notes 11.13% due 09/01/09	575,000	626,750
Pliant Corp. Sr. Sub. Notes 13.00% due 06/01/10	725,000	706,250
Speciality Paperboard, Inc. Sr. Notes 9.38% due 10/15/06†(2)(8)	3,275,000	2,439,875

		11,521,625

Health Services — 2.4%
Community Health Systems, Inc. Sr. Sub. Notes 6.50% due 12/15/12*	750,000	755,625
Concentra Operating Corp. Guaranteed Sr. Sub. Notes 9.13% due 06/01/12*	375,000	423,750
Genesis Healthcare Corp. Sr. Sub. Notes 8.00% due 10/15/13	350,000	379,750
HCA, Inc. Note 6.38% due 01/15/15	1,100,000	1,104,454
HCA, Inc. Sr. Notes 6.95% due 05/01/12	1,450,000	1,526,712
Pediatric Services Of America, Inc. Guaranteed Sr. Sub. Notes, Series A 10.00% due 04/15/08(5)	200,000	202,000
Psychiatric Solutions, Inc. Guaranteed Sr. Sub. Notes 10.63% due 06/15/13	650,000	752,375
Team Health, Inc. Sr. Sub. Notes 9.00% due 04/01/12	1,400,000	1,368,500
Tenet Healthcare Corp. Sr. Notes 5.00% due 07/01/07	600,000	588,000
Tenet Healthcare Corp. Sr. Notes 6.50% due 06/01/12	1,025,000	948,125
Triad Hospitals, Inc. Sr. Sub. Notes 7.00% due 11/15/13	575,000	587,938

		8,637,229

Household & Personal Products — 0.3%
Playtex Products, Inc. Sr. Sub. Notes 9.38% due 06/01/11	275,000	293,563
Revlon Consumer Products Corp. Sr. Sub. Notes 8.63% due 02/01/08	900,000	803,250

		1,096,813

Insurance — 0.4%
Crum & Forster Holdings Corp. Sr. Notes 10.38% due 06/15/13	775,000	864,125
LNR Property Corp. Sr. Sub. Notes 7.63% due 07/15/13	500,000	567,500

		1,431,625

Internet Content — 0.1%
Spheris, Inc. Sr. Sub. Notes 11.00% due 12/15/12	475,000	486,875

Leisure & Tourism — 8.0%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1, Class A2 6.82% due 05/23/11	625,000	590,397
American Airlines, Inc. Pass-Thru Certificates, Series 2001-2, Class C 7.80% due 04/01/08	1,725,000	1,578,918
American Airlines, Inc. Pass Through Certificate Series 1991 B 1 9.71% due 01/30/07(6)	697,251	658,902
Atlas Air, Inc. Pass-Thru Certificates,Series 1999-1, Class A-2 6.88% due 07/02/09	2,860,031	2,758,173
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class A-1 7.20% due 01/02/19	667,789	651,607
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class B 7.63% due 01/02/15	5,437,354	4,012,734
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1 8.71% due 01/02/19	2,903,669	2,935,580
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1, Class C 8.77% due 01/02/11†(2)	574,341	279,526
Atlas Air, Inc. Pass-Thru Certificates Series 2000-1, Class B 9.06% due 07/02/17	1,084,465	933,019
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-1, Class C 6.95% due 08/02/09	760,699	616,964
Continental Airlines, Inc. Pass-Thru Certificates, Series 1999-2, Class C1 7.73% due 03/15/11	351,029	256,789
Continental Airlines, Inc. Secured Pass-Thru Certificates, Series 2000-2, Class B 8.31% due 10/02/19	1,218,188	1,065,022
Delta Air Lines, Inc. Pass-Thru Certificates, Series 2002-1, Class C 7.78% due 01/02/12	980,938	640,976
Delta Air Lines, Inc. Sr. Notes 10.00% due 08/15/08	3,200,000	2,360,000
Eldorado Resorts, LLC Sr. Notes 9.00% due 04/15/14(5)	2,675,000	2,675,000
Hollywood Casino Shreveport/Shreveport Capital Corp. Guaranteed Sr. Sec. Notes 13.00% due 08/01/06†(2)	2,311,000	1,955,684
Riviera Holdings Corp. Guaranteed Sr. Notes 11.00% due 06/15/10	800,000	894,000
True Temper Sports, Inc. Guaranteed Sr. Sub. Notes 8.38% due 09/15/11	1,400,000	1,302,000
Waterford Gaming, LLC Sr. Notes 8.63% due 09/15/12*	1,217,000	1,302,190
Worldspan LP Sr. Notes 9.63% due 06/15/11	1,750,000	1,741,250

		29,208,731

Machinery – 0.8%
Anthony Crane Rental LP Guaranteed Sr. Secured Notes 9.38% due 02/01/08†(2)(4)(5)(6)	1,261,659	126
Briggs & Stratton Corp. Guaranteed Sr. Notes 8.88% due 03/15/11	475,000	571,188
Dresser Rand Group, Inc. Sr. Sub. Notes 7.38% due 11/01/14*	775,000	790,500
Park Ohio Industries, Inc. Sr. Sub. Notes 8.38% due 11/15/14*	700,000	700,000
Stanadyne Corp. Sr. Sub. Notes 10.00% due 08/15/14*	700,000	756,000
Venture Holdings Co., LLC Guaranteed Sr. Sub. Notes 11.00% due 06/01/07†(2)	550,000	16,500

		2,834,314

Medical Products — 0.9%
CDRV Investors, Inc. Sr. Disc. Notes 9.63% due 01/01/15(1)*	925,000	574,656
Encore Medical IHC, Inc. Sr. Sub. Notes 9.75% due 10/01/12*	625,000	631,250
Inverness Medical Innovations, Inc. Sr. Sub. Notes 8.75% due 02/15/12*	875,000	914,375
Universal Hospital Services, Inc. Sr. Notes 10.13% due 11/01/11	1,000,000	1,040,000

		3,160,281

Metals & Mining — 1.7%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	600,000	666,000
Associated Materials, Inc. Sr. Disc. Notes 11.25% due 03/01/14(1)	1,550,000	1,116,000
CSN Islands VII Corp. Guaranteed Notes 10.75% due 09/12/08*	225,000	255,656
CSN Islands VIII Corp. Guaranteed Sr. Notes 9.75% due 12/16/13*	1,600,000	1,712,000
Eagle-Picher, Inc. Sr. Notes 9.75% due 09/01/13	1,525,000	1,525,000
Renco Metals, Inc. Guaranteed Sr. Notes 11.50% due 07/01/03†(2)(5)(6)(8)(10)	2,150,000	0
Ryerson Tull, Inc. Sr. Notes 8.25% due 12/15/11*	300,000	303,000
Ryerson Tull, Inc. Notes 9.13% due 07/15/06	525,000	535,500

		6,113,156

Pharmaceuticals — 0.7%
Curative Health Services, Inc. Sr. Notes 10.75% due 05/01/11	1,125,000	1,006,875
NeighborCare, Inc. Guaranteed Sr. Sub. Notes 6.88% due 11/15/13	1,600,000	1,676,000

		2,682,875

Real Estate Investment Trusts — 1.1%
National Health Investors, Inc. Notes 7.30% due 07/16/07	1,120,000	1,161,913
Omega Healthcare Investors, Inc. Notes 6.95% due 08/01/07	225,000	233,437
Omega Healthcare Investors, Inc. Sr. Notes 7.00% due 04/01/14	600,000	616,500
Senior Housing Properties Trust Sr. Notes 8.63% due 01/15/12(9)	1,625,000	1,856,562
Ventas Realty Ltd. Partnership Sr. Notes 6.63% due 10/15/14*	225,000	230,063

		4,098,475

Restaurants — 1.1%
Denny’s Holdings, Inc. Sr. Notes 10.00% due 10/01/12*	2,025,000	2,187,000
Landry’s Restaurants, Inc. Sr. Notes 7.50% due 12/15/14*	825,000	818,813
Sbarro, Inc. Sr. Notes 11.00% due 09/15/09	1,025,000	1,035,250

		4,041,063

Retail — 0.4%
Rent-Way, Inc. Secured Notes 11.88% due 06/15/10	1,175,000	1,323,344

Retail Stores — 1.4%
Alderwoods Group, Inc. Sr. Notes 7.75% due 09/15/12*	425,000	459,000
Blockbuster, Inc. Sr. Sub. Notes 9.00% due 09/01/12*	225,000	222,188
Collins & Aikman Floor Cover Guaranteed Sr. Sub. Notes, Series B 9.75% due 02/15/10	480,000	516,000
General Nutrition Centers, Inc. Sr. Sub. Notes 8.50% due 12/01/10	425,000	401,625
J.C. Penney Co., Inc. Notes 6.88% due 10/15/15	1,175,000	1,271,937
Rite Aid Corp. Debentures 6.88% due 08/15/13	400,000	360,000
Saks, Inc. Guaranteed Notes 7.00% due 12/01/13	950,000	970,187
Saks, Inc. Guaranteed Notes 9.88% due 10/01/11	725,000	859,125

		5,060,062

Telecommunications — 10.4%
AirGate PCS, Inc. Secured Notes 9.38% due 09/01/09	1,258,300	1,355,818
Alaska Communications Holdings, Inc. Guaranteed Sr. Sub. Notes 9.38% due 05/15/09	1,075,000	1,109,938
Alaska Communications Holdings, Inc. Sr. Notes 9.88% due 08/15/11	225,000	241,875
American Cellular Corp. Sr. Notes, Series B 10.00% due 08/01/11	3,125,000	2,679,687
Cincinnati Bell, Inc. Sr. Sub. Notes 7.25% due 06/15/23	225,000	221,063
Cincinnati Bell, Inc. Sr. Sub. Notes 8.38% due 01/15/14	300,000	303,750
Dobson Communications Corp. Sr. Notes 10.88% due 07/01/10	25,000	19,375
FairPoint Communications, Inc. Sr. Sub. Notes, Series B 9.50% due 05/01/08	4,175,000	4,237,625
FairPoint Communications, Inc. Sr. Sub. Notes 12.50% due 05/01/10	175,000	189,000
IWO Holdings, Inc. Guaranteed Sr. Notes 14.00% due 01/15/11†(2)(8)	11,075,000	5,039,125
LCI International, Inc. Sr. Notes 7.25% due 06/15/07	10,425,000	10,138,312
Nextel Communications, Inc. Sr. Notes 5.95% due 03/15/14	2,800,000	2,898,000
Qwest Corp. Debentures 7.13% due 11/15/13	2,150,000	1,967,250
Qwest Corp. Debentures 7.25% due 10/15/35	2,275,000	2,161,250
Qwest Corp. Debentures 8.88% due 06/01/31	550,000	574,750
SBA Communications Corp. Sr. Notes 8.50% due 12/01/12*	450,000	459,000
Triton PCS, Inc. Guaranteed Sr. Sub. Notes 8.75% due 11/15/11	1,650,000	1,303,500
Triton PCS, Inc. Guaranteed Sr. Sub. Notes 9.38% due 02/01/11	3,350,000	2,680,000
TSI Telecommunications Services, Inc. Guaranteed Sr. Sub. Notes, Series B 12.75% due 02/01/09	300,000	342,000
US West Communications, Inc. Debentures 7.50% due 06/15/23	325,000	323,375

		38,244,693

Transportation — 0.1%
Petroleum Helicopters, Inc. Guaranteed Sr. Notes, Series B 9.38% due 05/01/09	275,000	301,125

Utilities — 7.2%
AES Corp. Sr. Sub. Debentures 8.88% due 11/01/27	1,350,000	1,383,750
AES Drax Energy, Ltd. Secured Notes, Series B 11.50% due 08/30/10†(2)	4,460,000	22,300
Cincinnati Bell Telephone Co. Notes 7.18% due 12/15/23	375,000	373,125
Cincinnati Bell Telephone Co. Guaranteed Notes 7.20% due 11/29/23	1,525,000	1,517,375
Dynegy Holdings, Inc. Sr. Notes 8.75% due 02/15/12	875,000	916,563
Edison Mission Energy Sr. Notes 9.88% due 04/15/11	1,400,000	1,659,000
El Paso Natural Gas Co. Sr. Notes, Series A 7.63% due 08/01/10	725,000	793,875
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	2,900,000	3,382,125
El Paso Production Holding Co. Guaranteed Sr. Notes 7.75% due 06/01/13	2,425,000	2,540,187
Ferrellgas LP Sr. Notes 6.75% due 05/01/14	1,500,000	1,541,250
Mirant Corp. Sr. Notes 7.90% due 07/15/09†(2)*	7,325,000	5,457,125
Pacific Energy Partners LP Sr. Notes 7.13% due 06/15/14	850,000	905,250
Reliant Resources, Inc. Secured Notes 9.50% due 07/15/13	750,000	852,188
Tiverton/Rumford Power Assoc., Ltd. Guaranteed Notes 9.00% due 07/15/18*	1,092,712	874,169
Transcontinental Gas Pipe Line Corp. Sr. Notes, Series B 8.88% due 07/15/12	725,000	881,781
Williams Cos, Inc. Notes 7.88% due 09/01/21	3,025,000	3,372,875

		26,472,938

Total Bonds & Notes (cost $253,320,893)		270,046,534

CONVERTIBLE BONDS — 0.8%
Leisure & Tourism — 0.8%
Six Flags, Inc. Sr. Notes 4.50% due 05/15/15 (cost $2,756,781)	2,625,000	2,953,125

FOREIGN BONDS & NOTES — 11.0%
Broadcasting & Media — 2.2%
Canwest Media, Inc Sr. Sub. Notes 8.00% due 09/15/12*	1,575,000	1,689,187
CF Cable TV, Inc. Sr. Notes 9.13% due 07/15/07	400,000	411,011
Rogers Cable, Inc. Secured Notes 5.50% due 03/15/14	525,000	494,812
Rogers Cable, Inc. Secured Notes 6.25% due 06/15/13	75,000	75,188
Rogers Cable, Inc. Bonds 8.75% due 05/01/32	450,000	499,500
Telenet Group Holding NV Disc. Notes 11.50% due 06/15/14(1)*	6,325,000	4,807,000

		7,976,698

Chemicals — 0.9%
Rhodia SA Sr. Sub. Notes 8.88% due 06/01/11	3,250,000	3,274,375

Electronics — 0.4%
Magnachip Semiconductor Secured Notes 6.88% due 12/15/11*	475,000	489,250
Magnachip Semiconductor Sr. Sub. Notes 8.00% due 12/15/14*	275,000	286,687
Stats Chippac, Ltd. Sr. Notes 6.75% due 11/15/11*	675,000	668,250

		1,444,187

Energy Sources — 0.1%
North America Energy Partners, Inc. Sr. Notes 8.75% due 12/01/11	550,000	561,000

Food, Beverage & Tobacco — 0.3%
Forest Products — 0.2%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	725,000	785,719

Household & Personal Products — 0.6%
Vitro Envases Norteamerica SA Senior Secured Term Loan Fcl 10.25% due 09/24/06(6)	1,000,000	1,007,500
Vitro Envases Norteamerica SA Secured Notes 10.75% due 07/23/11*	950,000	985,625

		1,993,125

Insurance — 0.5%
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15	1,850,000	1,887,000

Leisure & Tourism — 0.3%
Grupo Posadas SA De CV Sr. Notes 8.75% due 10/04/11*	1,075,000	1,147,563

Metals & Mining — 0.1%
International Utility Structures, Inc. Sr. Sub. Notes 10.75% due 02/01/08(2)(5)(6)	2,150,000	279,500
Vitro SA de CV Notes 11.75% due 11/01/13*	350,000	338,625

		618,125

Pharmaceuticals — 0.9%
Elan Finance, PLC Sr. Notes 6.49% due 11/15/11(3)*	1,225,000	1,289,312
Elan Finance, PLC Sr. Notes 7.75% due 11/15/11*	1,975,000	2,103,375

		3,392,687

Retail — 0.5%
Jean Coutu Group, Inc. Sr. Sub. Notes 8.50% due 08/01/14*	1,725,000	1,768,125

Retail Stores — 0.4%
Jostens Holding Corp. Sr. Disc. Notes 10.25% due 12/01/13(1)	1,275,000	905,250
Maax Holdings, Inc. Sr. Disc. Notes 11.25% due 12/15/12(1)*	725,000	454,938

		1,360,188

Telecommunications — 0.3%
Empresa Brasileira De Telcom Guaranteed Sr. Notes, Series B 11.00% due 12/15/08	150,000	171,000
Kyivstar GSM Bonds 10.38% due 08/17/09*	825,000	907,500

		1,078,500

Utilities — 3.6%
AES Chivor Notes 9.75% due 12/30/14*	650,000	676,000
Calpine Canada Energy Finance, ULC Guaranteed Sr. Notes 8.50% due 05/01/08	14,425,000	11,828,500
Cia de Saneamento Basico do Estado de Sao Paulo Notes 12.00% due 06/20/08*	550,000	620,125

		13,124,625

Total Foreign Bonds & Notes (cost $39,248,715)		40,411,917

COMMON STOCK — 6.9%
Automotive — 0.0% Exide Technologies, Inc.†	7,980	109,964

Broadcasting & Media — 0.3%
Cablevision Systems Corp., Class A†	38,484	958,252
Ono Finance, PLC(5)(6)†*	500	0

		958,252

Energy Sources — 0.0%
Tri-Union Development Corp.(5)(6)†	1,061	11
Tribo Petroleum Corp.(5)(6)†	1,800	18

		29

Entertainment Products — 0.1%
Magna Entertainment Corp.	58,300	350,966

Leisure & Tourism — 0.7%
Boyd Gaming Corp.	22,600	941,290
Capital Gaming International, Inc.†(5)(6)	77	0
Isle Capri Casinos, Inc.	18,700	479,655
MGM Mirage, Inc.†	17,225	1,252,946

		2,673,891

Machinery — 0.4%
NES Rentals Holding, Inc.†	150,124	1,486,228

Real Estate Investment Trusts — 0.5%
Meristar Hospitality Corp.†	209,550	1,749,743

Telecommunications — 4.9%
AirGate PCS, Inc.†	38,200	1,359,920
AirGate PCS, Inc.(5)	104,631	3,724,863
Dobson Communications Corp.†	147,082	252,981
iPCS, Inc.†	336,972	10,277,646
Telewest Global, Inc.†	126,210	2,218,772

		17,834,182

Total Common Stock (cost $17,009,965)		25,163,255

PREFERRED STOCK — 0.6%
Broadcasting & Media — 0.4%
Paxson Communications Corp. 14.25%(4)	182	1,337,700

Retail Stores — 0.2%
GNC Corp. PIK 12.00%(4)	725	703,250
Rent-Way, Inc.(5)(6)(11)	13	194,304

		897,554

Total Preferred Stock (cost $2,559,948)		2,235,254

WARRANTS† — 0.0%
Automotive — 0.0% Exide Technologies, Inc. Expires 05/15/11	19,950	40,897

Broadcasting & Media — 0.0%
Knology Holdings, Inc. Expires 10/22/07 (5)*	4,500	1,125
XM Satellite Radio, Inc. Expires 03/15/10*	1,000	85,000

		86,125

Telecommunications — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (5)*	2,650	27
KMC Telecom Holdings, Inc. Expires 01/31/08 (5)(6)*	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (5)(6)*	2,250	0
Leap Wireless International, Inc. Expires 04/15/10 (5)(6)*	1,950	0

		27

Total Warrants (cost $523,992)		127,049

Total Long-Term Investment Securities - 92.2% (cost $315,420,294)		340,937,134

REPURCHASE AGREEMENTS — 5.3%
State Street Bank & Trust Co. Joint Repurchase Agreement (7)(9)	614,000	614,000
UBS Securities, LLC Joint Repurchase Agreement Account (7)	19,000,000	19,000,000

Total Repurchase Agreements (cost $19,614,000)		19,614,000

TOTAL INVESTMENTS — (cost $335,034,294) @	98.2%	360,551,134
Other assets less liabilities	1.8	6,711,045

NET ASSETS—	100.0%	$367,262,179

	Principal Amount/ Shares	Value (Note 1)
SECURITIES SOLD SHORT — (0.6%)
Bonds & Notes - (0.5%)

Financial Services — (0.2%)
Poster Financial Group, Inc. 8.75% due 12/01/11	(900,000)	(924,750)

Forest Products — (0.3%)
Ainsworth Lumber Co- Ltd. 6.75% due 03/15/14	(1,225,000)	(1,198,969)

Total Bonds & Notes (cost $2,124,563)		(2,123,719)

Preferred Stock - (0.1%)

Retail Stores — (0.1%)
Fedders Corp. Series A 8.60%	(7,642)	(183,408)

Total Securities Sold Short (cost $2,305,864)		(2,307,127)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $59,753,074 representing 16.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
@	See Note 3 for cost of investments on a tax basis.
(1)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(2)	Bond in default.
(3)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(4)	PIK (“Payment-in-Kind”) Security. Payment made with additional securities in lieu of cash.
(5)	Fair valued security; see Note 1.
(6)	Illiquid security.
(7)	See Note 2 for details of Joint Repurchase Agreement.
(8)	Company has filed Chapter 11 bankruptcy.
(9)	The security or a portion thereof represents collateral for securities sold short.
(10)	Security is subject to litigation, the outcome of which is still to be determined.
(11)	To the extent permitted by the Statement of Additional Information, The High Yield Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary market exists. As of December 31, 2004, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Cost	% of Net Assets
Rent-Way, Inc. Preferred Stock	05/29/2003	10	$100,000	$149,465	0.04%
Rent-Way, Inc. Preferred Stock	05/19/2004	3	30,000	44,839	0.01%

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS - December 31, 2004 — (Unaudited)

Security Description	Principal Amount / Shares	Value (Note 1)
MUNICIPAL BONDS — 92.9%
Alabama — 6.4%
Jefferson County, Alabama Sewer, Capital Improvement, Series D, 5.25% due 02/01/26(1)	$4,500,000	$5,099,715

Arizona — 2.6%
Phoenix, Arizona Civic Improvement Corp. Wastewater Systems Revenue, Junior Lien, 5.00% due 07/01/28(1)	2,000,000	2,071,840

California — 10.6%
California State, Variable Purpose, 5.00% due 06/01/23(1)	2,500,000	2,644,000
California State, Variable Purpose, 5.50% due 04/01/28	2,500,000	2,697,300
Metropolitan Water District Southern California Waterworks, Series C, 5.00% due 07/01/27	3,000,000	3,165,600

		8,506,900

Georgia — 0.2%
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(1)	60,000	68,880
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	101,378

		170,258

Illinois — 4.5%
Illinois Health Facilities Authority Revenue, Lutheran General Health Systems, Series C, 7.00% due 04/01/08(1)	3,400,000	3,646,126

Indiana — 4.7%
Indiana Transportation Finance Authority Highway Revenue, Series A, 5.25% due 06/01/26(1)	3,500,000	3,749,270

Massachusetts — 11.8%
Commonwealth of Massachusetts, Consolidated Loan Series B, 5.75% due 06/01/15(1)	2,000,000	2,120,240
Massachusetts State Water Resources Authority, Series A, 5.00% due 08/01/24(1)	3,910,000	4,122,782
University Massachusetts Building Authority Project Revenue, Series 4, 5.25% due 11/01/27(1)	3,000,000	3,206,340

		9,449,362

Missouri — 7.2%
Sikeston, Missouri, Electric Revenue, 6.20% due 06/01/10(1)	5,000,000	5,773,850

New Jersey — 5.5%
New Jersey Economic Development Authority, School Facilities Construction, Series C, 5.00% due 06/15/12(1)	4,000,000	4,445,520

New Mexico — 4.8%
New Mexico Finance Authority Transportation, Sr. Lien Series A, 5.25% due 06/15/21(1)	3,500,000	3,870,230

New York — 11.5%
New York State Environmental Facilities Corp., State Personal Income Tax Revenue, Series A, 5.00% due 12/15/24(1)	3,170,000	3,353,194
New York, New York, Series D, 5.00% due 11/01/28	2,000,000	2,034,040
Niagara Falls, New York, Public Improvement, General Obligation, 7.50% due 03/01/14(1)	555,000	722,011
Niagara Falls, New York, Public Improvement, General Obligation, 7.50% due 03/01/13(1)	445,000	568,132
Sales Tax Asset Receivable Corp., New York, Series A, 5.00% due 10/15/29(1)	2,500,000	2,587,825

		9,265,202

Ohio — 16.4%
Cincinnati, Ohio City School District, Classroom Facilities Construction & Improvement, 5.00% due 12/01/24(1)	3,000,000	3,151,620
Cuyahoga County, Ohio Revenue,
Cleveland Clinic Health Systems, Series A, 5.75% due 01/01/24	2,000,000	2,177,720
Franklin County, Ohio Hospital Revenue, OhioHealth Corp., Series C, 5.25% due 05/15/23	3,000,000	3,174,450
Olentangy Local School District Ohio, School Facilities Construction & Improvement, Series A, 5.25% due 12/01/27(1)	3,250,000	3,497,065
Woodridge, Ohio Local School District, General Obligation, 6.80% due 12/01/14(1)	1,000,000	1,202,130

		13,202,985

South Dakota — 3.0%
South Dakota State Health & Educational Facilities Revenue, McKennan Hospital, 6.25% due 07/01/10(1)	2,120,000	2,443,130

Texas — 3.7%
Harris County, Texas Hospital District, Mtg. Revenue, 7.40% due 02/15/10(1)	1,290,000	1,443,755
San Antonio Texas Hotel Occupancy Texas, Unrefunded Capital Appreciation Gonzalez, zero coupon due 08/15/17(2)	2,700,000	1,551,440

		2,995,195

Total Long-Term Investment Securities - 92.9% (cost $70,078,443)		74,689,583

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Illinois — 3.4%
Illinois Development Finance Authority Revenue, Jewish Federal Metropolitan Chicago Projects, 1.40% due 01/05/05(3)	700,000	700,000
Illinois Health Facilities Authority Revenue, Blessing Hospital, Series B, 2.04% due 01/06/05(1)(3)	2,000,000	2,001,276

		2,701,276

Missouri — 1.7%
Missouri Higher Education Loan, Student Loan Revenue, Series B, 1.52% due 01/05/05(1)(3)	1,200,000	1,200,000
Missouri State Health & Educational Facilities Authority, Health Facilities Revenue, Cox Health Systems, 1.40% due 01/05/05(1)(3)	200,000	200,044

		1,400,044

South Carolina — 0.6%
South Carolina, Jobs Economic Development Authority Economic Development Revenue, Adjustable Zeuna Staeker U.S.A. Inc., 1.52% due 01/05/05(3)	500,000	500,000

Texas — 0.7%
Brownsville, Texas Utility System Revenue, Series A, 1.44% due 01/05/05(1)(3)	525,000	525,000

Registered Investment Companies
SSGA Municipal Money Market Fund, Tax Free Money Market Fund(1)	98,627	98,627

Total Short-Term Investment Securities (cost $5,224,947)		5,224,947

TOTAL INVESTMENTS — (cost $75,303,390) @	99.4%	79,914,530

Other assets less liabilities	0.6	476,759

NET ASSETS —	100.0%	$80,391,289

@	See Note 3 for cost of investments on a tax basis.
(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $ 66,165,420 or 82.8% of Net Assets.
(2)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)	Variable rate security — the rate reflected is as of December 31, 2004; maturity date reflects next reset date.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2004 – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sale reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one foreign exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust’s Trustees.

Note 2. Repurchase Agreements:

As of December 31, 2004, the following Funds held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

Fund	Percentage Interest	Principal Amount
U.S. Governments Securities	19.99%	$20,854,000
GNMA	36.72	38,306,000
Strategic Bond	0.49	510,000
High Yield	0.59	614,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated December 31, 2004, bearing interest at a rate of 1.60% per annum, with a principal amount of $104,311,000,9 repurchase price of $104,324,469, a maturity date of January 3, 2005. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	07/31/05	$40,000,000	$40,805,834
U.S. Treasury Notes	2.38	08/31/06	4,311,000	4,398,975
U.S. Treasury Notes	2.50	09/30/06	20,000,000	20,402,062
U.S. Treasury Notes	3.00	09/30/06	20,000,000	20,401,940
U.S. Treasury Notes	3.00	02/15/09	20,000,000	20,400,838

As of December 31, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities Corp.:

Fund	Percentage Interest	Principal Amount
U.S. Governments Securities	15.20%	$38,000,000
GNMA	40.00	100,000,000
Strategic Bond	0.40	1,000,000
High Yield	7.60	19,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities Corp., dated December 31, 2004, bearing interest at a rate of 1.60% per annum, with a principal amount of $250,000,000 a repurchase price of $250,033,333, a maturity date of January 3, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.88%	04/15/29	$180,209,000	183,814,683
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	69,791,000	71,187,500

Note 3. Federal Income Taxes:

As of December 31, 2004, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Core Bond Fund	U.S. Government Securities Fund	GNMA FUND	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$197,426,322	$248,862,500	$678,956,761	$103,750,865	$335,523,104	$75,301,320

Appreciation	3,512,189	1,996,994	2,335,575	10,297,837	35,528,314	4,634,900
Depreciation	(1,320,209)	(959,545)	(569,118)	(2,498,287)	(10,500,284)	(21,690)

Unrealized appreciation (depreciation) — net	$2,191,980	$1,037,449	$1,766,457	$7,799,550	$25,028,030	$4,613,210

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. However, the registrant enhanced its internal controls with respect to monitoring proof of claim and bankruptcy filings.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2005